================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

 PRINCIPAL                                                                                        EFFECTIVE
  AMOUNT                                                                  COUPON      MATURITY     MATURITY*          VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-103.9%
------------------------------------------------------------------------------------------------------------------------------
California-98.9%
$   100,000   Adelanto, CA Elementary School
              District Community Facilities
              District No. 1(1)                                             4.700%   09/01/2012    09/01/2012      $    95,449
------------------------------------------------------------------------------------------------------------------------------
    660,000   Adelanto, CA Improvement
              Agency, Series B(1)                                           5.500    12/01/2023    10/09/2018(A)       588,667
------------------------------------------------------------------------------------------------------------------------------
    210,000   Adelanto, CA Public
              Financing Authority,
              Series B(1)                                                   6.300    09/01/2028    07/12/2023(A)       191,619
------------------------------------------------------------------------------------------------------------------------------
     50,000   Alameda, CA Public Financing
              Authority (West
              End Community)(1)                                             6.800    04/01/2016    05/29/2011(B)        50,100
------------------------------------------------------------------------------------------------------------------------------
    350,000   Alameda, CA Transportation
              Authority(1)                                                  5.250    10/01/2021    04/08/2021(A)       348,404
------------------------------------------------------------------------------------------------------------------------------
     25,000   Alvord, CA Unified School
              District Community Facilities
              District(1)                                                   6.200    09/01/2025    04/03/2024(A)        23,572
------------------------------------------------------------------------------------------------------------------------------
     10,000   Antelope Valley, CA Healthcare
              District(1)                                                   5.200    01/01/2017    05/29/2011(B)        10,010
------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Antelope Valley, CA Healthcare
              District(1)                                                   5.200    01/01/2020    05/29/2011(B)     1,000,330
------------------------------------------------------------------------------------------------------------------------------
  1,500,000   Antelope Valley, CA Healthcare
              District(1)                                                   5.250    09/01/2017    09/01/2017        1,424,595
------------------------------------------------------------------------------------------------------------------------------
    550,000   Antioch, CA Public Financing
              Authority(1)                                                  5.625    01/01/2022    05/29/2011(B)       550,220
------------------------------------------------------------------------------------------------------------------------------
  3,005,000   Antioch, CA Public Financing
              Authority(1)                                                  5.625    01/01/2027    01/05/2025(A)     2,961,698
------------------------------------------------------------------------------------------------------------------------------
     30,000   Apple Valley, CA Improvement
              Bond Act 1915(1)                                              6.900    09/02/2015    09/02/2011(B)        31,122
------------------------------------------------------------------------------------------------------------------------------
     15,000   Aromas, CA Water District(1)                                  5.600    09/01/2018    04/03/2017(A)        14,741
------------------------------------------------------------------------------------------------------------------------------
     15,000   Atwater, CA Redevel. Agency
              (Downtown Redevel.)(1)                                        5.500    06/01/2019    06/01/2019           14,166
------------------------------------------------------------------------------------------------------------------------------
     25,000   Azusa, CA COP(1)                                              5.750    08/01/2020    08/01/2011(B)        25,267
------------------------------------------------------------------------------------------------------------------------------
     35,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                                              5.600    09/02/2020    03/02/2016(A)        33,808
------------------------------------------------------------------------------------------------------------------------------
     45,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                                              6.100    09/02/2024    10/16/2022(A)        42,714
------------------------------------------------------------------------------------------------------------------------------
     15,000   Bakersfield, CA Improvement
              Bond Act 1915(1)                                              7.100    09/02/2015    09/02/2011(B)        15,091
------------------------------------------------------------------------------------------------------------------------------
     70,000   Baldwin Park, CA
              Redevel. Agency(1)                                            5.750    09/01/2030    03/26/2028(A)        69,070
------------------------------------------------------------------------------------------------------------------------------
     25,000   Beaumont, CA Financing
              Authority, Series A(1)                                        5.700    09/01/2035    10/11/2033(A)        21,844
------------------------------------------------------------------------------------------------------------------------------
    170,000   Beaumont, CA Financing
              Authority, Series A(1)                                        7.000    09/01/2023    08/29/2011(B)       169,992
------------------------------------------------------------------------------------------------------------------------------
     55,000   Beaumont, CA Financing
              Authority, Series B(1)                                        6.000    09/01/2034    04/02/2030(A)        50,664
------------------------------------------------------------------------------------------------------------------------------
     30,000   Belmont, CA Redevel. Agency
              (Los Costanos Community Devel.)(1)                            5.500    08/01/2016    05/29/2011(B)        30,022
------------------------------------------------------------------------------------------------------------------------------
     50,000   Belmont, CA Redevel. Agency
              (Los Costanos Community Devel.)(1)                            5.600    08/01/2018    05/29/2011(B)        50,016
------------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)


 PRINCIPAL                                                                                        EFFECTIVE
  AMOUNT                                                                  COUPON      MATURITY     MATURITY*          VALUE
------------------------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------------------------
$    50,000   Blythe, CA Redevel. Agency
              (Redevel. Project No. 1 Tax
              Allocation)(1)                                                5.750%   05/01/2034    06/30/2032(A)    $   40,758
------------------------------------------------------------------------------------------------------------------------------
    795,000   Bonita Canyon, CA Public
              Facilities Financing Authority(1)                             5.375    09/01/2028    11/22/2022(A)       735,375
------------------------------------------------------------------------------------------------------------------------------
     70,000   Brentwood, CA Improvement
              Bond Act 1915(1)                                              6.800    09/02/2017    05/29/2011(B)        70,081
------------------------------------------------------------------------------------------------------------------------------
     30,000   Brisbane, CA Improvement
              Bond Act 1915 (Northeast Ridge)(1)                            5.875    09/02/2020    03/31/2019(A)        29,543
------------------------------------------------------------------------------------------------------------------------------
    205,000   Brisbane, CA Public Financing
              Authority(1)                                                  6.000    05/01/2026    07/26/2023(A)       195,834
------------------------------------------------------------------------------------------------------------------------------
     35,000   Buena Park, CA Special Tax
              (Park Mall)(1)                                                6.125    09/01/2033    10/16/2031(A)        29,519
------------------------------------------------------------------------------------------------------------------------------
    250,000   Burbank, CA Community Facilities
              District Special Tax(1)                                       5.200    12/01/2023    06/25/2022(A)       232,698
------------------------------------------------------------------------------------------------------------------------------
    270,000   CA ABAG Finance Authority for
              NonProfit Corporations
              (Lincoln Glen Manor)(1)                                       6.100    02/15/2025    05/16/2011(B)       270,138
------------------------------------------------------------------------------------------------------------------------------
     50,000   CA ABAG Finance Authority for
              NonProfit Corporations
              (Odd Fellows Home of California)(1)                           6.000    08/15/2024    05/29/2011(B)        51,126
------------------------------------------------------------------------------------------------------------------------------
      5,000   CA ABAG Finance Authority for
              NonProfit Corporations COP(1)                                 5.600    11/01/2023    05/29/2011(B)         5,002
------------------------------------------------------------------------------------------------------------------------------
              CA ABAG Finance Authority for
     20,000   NonProfit Corporations COP(1)                                 5.800    03/01/2023    05/29/2011(B)        20,017
------------------------------------------------------------------------------------------------------------------------------
              CA ABAG Finance Authority for
              NonProfit Corporations COP
     25,000   (Episcopal Homes Foundation)(1)                               5.125    07/01/2013    05/29/2011(B)        25,029
------------------------------------------------------------------------------------------------------------------------------
    155,000   CA ABAG Finance Authority for
              NonProfit Corporations COP (O'Connor Woods)(1)                6.200    11/01/2029    08/05/2023(A)       137,840
------------------------------------------------------------------------------------------------------------------------------
     20,000   CA ABAG Finance Authority for
              NonProfitCorporations (OW/
              OWHC/SJRHC Obligated Group)(1)                                5.700    11/01/2013    05/29/2011(B)        20,122
------------------------------------------------------------------------------------------------------------------------------
     65,000   CA ABAG Tax Allocation, Series A(1)                           6.000    12/15/2014    06/15/2011(B)        65,410
------------------------------------------------------------------------------------------------------------------------------
    100,000   CA Affordable Hsg. Agency
              (Merced County Hsg. Authority)(1)                             6.500    01/01/2033    01/02/2029(A)        86,030
------------------------------------------------------------------------------------------------------------------------------
  8,780,000   CA County Tobacco Securitization
              Agency                                                       5.830(2)  06/01/2033    06/01/2033          752,095
------------------------------------------------------------------------------------------------------------------------------
    410,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.000    06/01/2026    11/29/2017(A)       356,032
------------------------------------------------------------------------------------------------------------------------------
    150,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.100    06/01/2028    02/11/2019(A)       120,056
------------------------------------------------------------------------------------------------------------------------------
  2,000,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.125    06/01/2038    06/25/2028(A)     1,328,620
------------------------------------------------------------------------------------------------------------------------------
  7,210,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.250    06/01/2021    01/12/2014(A)     6,456,627
------------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

 PRINCIPAL                                                                                        EFFECTIVE
  AMOUNT                                                                  COUPON      MATURITY     MATURITY*          VALUE
------------------------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------------------------
$ 2,240,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.450%   06/01/2028    01/06/2020(A)   $ 1,792,381
------------------------------------------------------------------------------------------------------------------------------
    270,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.500    06/01/2033    05/29/2015(A)       222,426
------------------------------------------------------------------------------------------------------------------------------
  7,660,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.750    06/01/2029    09/10/2015(A)     7,007,904
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.875    06/01/2027    04/14/2019(A)        23,288
------------------------------------------------------------------------------------------------------------------------------
    340,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.875    06/01/2035    01/13/2020(A)       258,339
------------------------------------------------------------------------------------------------------------------------------
    280,000  CA County Tobacco Securitization
              Agency (TASC)(1)                                              5.875    06/01/2043    08/29/2024(A)       206,119
------------------------------------------------------------------------------------------------------------------------------
  1,330,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              6.000    06/01/2029    11/14/2015(A)     1,247,819
------------------------------------------------------------------------------------------------------------------------------
  4,965,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              6.000    06/01/2035    10/18/2024(A)     3,863,118
------------------------------------------------------------------------------------------------------------------------------
    435,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              6.000    06/01/2042    08/18/2024(A)       327,081
------------------------------------------------------------------------------------------------------------------------------
 10,700,000   CA County Tobacco Securitization
              Agency (TASC)                                                6.0682    06/01/2046    06/05/2033(A)       300,991
------------------------------------------------------------------------------------------------------------------------------
     50,000   CA County Tobacco Securitization
              Agency (TASC)(1)                                              6.250    06/01/2037    03/12/2024(A)        39,700
------------------------------------------------------------------------------------------------------------------------------
  2,870,000   CA Dept. of Transportation COP(1)                             5.250    03/01/2016    05/29/2011(B)     2,879,902
------------------------------------------------------------------------------------------------------------------------------
     85,000   CA Dept. of Veterans Affairs Home
              Purchase(1)                                                   5.200    12/01/2027    05/29/2011(B)        85,020
------------------------------------------------------------------------------------------------------------------------------
     60,000   CA Dept. of Veterans Affairs Home
              Purchase(1)                                                   5.200    12/01/2028    05/29/2011(B)        60,014
------------------------------------------------------------------------------------------------------------------------------
    685,000   CA Dept. of Water Resources
              (Center Valley)(1)                                            5.250    07/01/2022    05/29/2011(B)       686,973
------------------------------------------------------------------------------------------------------------------------------
     20,000   CA Dept. of Water Resources
              (Center Valley)                                               5.400    07/01/2012    05/29/2011(B)        20,080
------------------------------------------------------------------------------------------------------------------------------
  1,130,000   CA Educational Facilities Authority(1)                        5.125    04/01/2017    11/23/2014(A)     1,125,390
------------------------------------------------------------------------------------------------------------------------------
    250,000   CA Educational Facilities
              Authority (California College
              of Arts & Crafts)(1)                                          5.750    06/01/2025    11/29/2022(A)       234,385
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA Educational Facilities
              Authority (California College
              of Arts & Crafts)(1)                                          5.875    06/01/2030    07/12/2028(A)        22,795
------------------------------------------------------------------------------------------------------------------------------
    115,000   CA Educational Facilities
              Authority (Golden Gate University)(1)                         5.500    10/01/2018    07/16/2015(A)       114,648
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA Educational Facilities
              Authority (Los Angeles College
              of Chiropractic)(1)                                           5.600    11/01/2017    01/20/2015(A)         8,467
------------------------------------------------------------------------------------------------------------------------------
    225,000   CA Educational Facilities
              Authority (Mills College)(1)                                  5.125    09/01/2022    08/29/2011(B)       224,989
------------------------------------------------------------------------------------------------------------------------------
    725,000   CA Educational Facilities
              Authority (Pooled University)(1)                              5.250    04/01/2024    06/16/2021(A)       655,958
------------------------------------------------------------------------------------------------------------------------------
     50,000   CA Educational Facilities
              Authority (Stanford University)(1)                            5.125    01/01/2031    05/29/2011(B)        50,028
------------------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

 PRINCIPAL                                                                                        EFFECTIVE
  AMOUNT                                                                  COUPON      MATURITY     MATURITY*          VALUE
------------------------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------------------------
$   310,000   CA Educational Facilities
              Authority (University Pacific)(1)                             5.750%   11/01/2030    05/29/2011(B)    $  310,121
------------------------------------------------------------------------------------------------------------------------------
    335,000   CA Financing Authority
              (Wastewater Improvement)(1)                                   6.100    11/01/2033    12/17/2031(A)       281,534
------------------------------------------------------------------------------------------------------------------------------
     60,000   CA GO(1)                                                      4.800    08/01/2014    05/29/2011(B)        60,147
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.000    06/01/2017    05/29/2011(B)        25,061
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.000    06/01/2019    05/29/2011(B)        25,061
------------------------------------------------------------------------------------------------------------------------------
      5,000   CA GO(1)                                                      5.000    06/01/2019    06/01/2011(B)         5,015
------------------------------------------------------------------------------------------------------------------------------
      5,000   CA GO(1)                                                      5.000    02/01/2021    05/29/2011(B)         5,012
------------------------------------------------------------------------------------------------------------------------------
    100,000   CA GO(1)                                                      5.000    11/01/2022    11/01/2011(B)       101,369
------------------------------------------------------------------------------------------------------------------------------
     75,000   CA GO(1)                                                      5.000    10/01/2023    05/29/2011(B)        75,038
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.000    10/01/2023    05/29/2011(B)        10,005
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.000    02/01/2025    05/29/2011(B)        10,004
------------------------------------------------------------------------------------------------------------------------------
     45,000   CA GO(1)                                                      5.000    02/01/2025    05/29/2011(B)        45,010
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.125    10/01/2027    05/29/2011(B)        25,004
------------------------------------------------------------------------------------------------------------------------------
    105,000   CA GO(1)                                                      5.250    06/01/2011    06/01/2011          105,422
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.250    10/01/2013    10/01/2011(B)        25,404
------------------------------------------------------------------------------------------------------------------------------
     20,000   CA GO(1)                                                      5.250    06/01/2016    06/01/2011(B)        20,070
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.250    04/01/2018    05/29/2011(B)        25,067
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.250    04/01/2019    05/29/2011(B)        10,027
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.250    04/01/2021    05/29/2011(B)        10,027
------------------------------------------------------------------------------------------------------------------------------
    160,000   CA GO(1)                                                      5.250    06/01/2021    06/01/2011(B)       160,475
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.250    02/01/2029    02/01/2013(B)        10,043
------------------------------------------------------------------------------------------------------------------------------
     10,000   CA GO(1)                                                      5.250    02/01/2030    02/01/2012(B)        10,013
------------------------------------------------------------------------------------------------------------------------------
     15,000   CA GO(1)                                                      5.300    09/01/2011    09/01/2011           15,229
------------------------------------------------------------------------------------------------------------------------------
     15,000   CA GO(1)                                                      5.375    06/01/2026    06/01/2011(B)        15,008
------------------------------------------------------------------------------------------------------------------------------
    100,000   CA GO(1)                                                      5.500    03/01/2013    05/29/2011(B)       100,352
------------------------------------------------------------------------------------------------------------------------------
     75,000   CA GO(1)                                                      5.500    06/01/2013    05/29/2011(B)        75,251
------------------------------------------------------------------------------------------------------------------------------
    125,000   CA GO(1)                                                      5.500    03/01/2014    05/29/2011(B)       125,408
------------------------------------------------------------------------------------------------------------------------------
      5,000   CA GO                                                         5.500    04/01/2014    05/29/2011(B)         5,015
------------------------------------------------------------------------------------------------------------------------------
     65,000   CA GO                                                         5.500    06/01/2014    05/29/2011(B)        65,200
------------------------------------------------------------------------------------------------------------------------------
    445,000   CA GO(1)                                                      5.500    03/01/2015    05/29/2011(B)       446,451
------------------------------------------------------------------------------------------------------------------------------
     55,000   CA GO(1)                                                      5.500    04/01/2015    10/01/2011(B)        55,834
------------------------------------------------------------------------------------------------------------------------------
     40,000   CA GO(1)                                                      5.500    06/01/2015    05/29/2011(B)        40,117
------------------------------------------------------------------------------------------------------------------------------
     55,000   CA GO(1)                                                      5.500    04/01/2019    10/01/2011(B)        55,834
------------------------------------------------------------------------------------------------------------------------------
     15,000   CA GO(1)                                                      5.500    03/01/2020    09/01/2011(B)        15,204
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.500    03/01/2020    09/01/2011(B)        25,340
------------------------------------------------------------------------------------------------------------------------------
     25,000   CA GO(1)                                                      5.500    10/01/2022    10/01/2011(B)        25,358
------------------------------------------------------------------------------------------------------------------------------
     40,000   CA GO(1)                                                      5.500    06/01/2025    05/29/2011(B)        40,112
------------------------------------------------------------------------------------------------------------------------------
      5,000   CA GO(1)                                                      5.600    09/01/2021    09/01/2011(B)         5,063
------------------------------------------------------------------------------------------------------------------------------
     65,000   CA GO(1)                                                      5.600    09/01/2021    09/01/2011(B)        65,815
------------------------------------------------------------------------------------------------------------------------------
     70,000   CA GO(1)                                                      5.625    10/01/2021    10/01/2011(B)        71,099
------------------------------------------------------------------------------------------------------------------------------
    140,000   CA GO(1)                                                      5.625    10/01/2023    10/01/2011(B)       142,078
------------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------------------
$   10,000  CA GO(1)                                          5.625%  09/01/2024  09/01/2011(B)  $   10,120
-----------------------------------------------------------------------------------------------------------
    15,000  CA GO(1)                                          5.625   10/01/2026  10/01/2011(B)      15,172
-----------------------------------------------------------------------------------------------------------
     5,000  CA GO(1)                                          5.750   03/01/2012  09/01/2011(B)       5,082
-----------------------------------------------------------------------------------------------------------
    35,000  CA GO(1)                                          5.750   03/01/2015  09/01/2011(B)      35,506
-----------------------------------------------------------------------------------------------------------
    35,000  CA GO(1)                                          5.750   11/01/2017  11/01/2011(B)      35,678
-----------------------------------------------------------------------------------------------------------
 4,890,000  CA GO(1)                                          5.750   11/01/2017  11/01/2011(B)   4,984,768
-----------------------------------------------------------------------------------------------------------
    25,000  CA GO(1)                                          5.800   06/01/2013  05/29/2011(B)      25,089
-----------------------------------------------------------------------------------------------------------
 1,410,000  CA GO(1)                                          5.900   04/01/2023  10/01/2011(B)   1,432,588
-----------------------------------------------------------------------------------------------------------
   230,000  CA GO(1)                                          5.900   04/01/2023  10/01/2011(B)     233,685
-----------------------------------------------------------------------------------------------------------
    75,000  CA GO(1)                                          5.900   03/01/2025  09/01/2011(B)      75,969
-----------------------------------------------------------------------------------------------------------
    10,000  CA GO(1)                                          6.000   05/01/2011   05/01/2011        10,003
-----------------------------------------------------------------------------------------------------------
    25,000  CA GO(1)                                          6.000   05/01/2012  11/01/2011(B)      25,642
-----------------------------------------------------------------------------------------------------------
    15,000  CA GO(1)                                          6.000   10/01/2014  10/01/2011(B)      15,271
-----------------------------------------------------------------------------------------------------------
    20,000  CA GO(1)                                          6.000   08/01/2015  08/01/2011(B)      20,231
-----------------------------------------------------------------------------------------------------------
    20,000  CA GO(1)                                          6.000   05/01/2018  11/01/2011(B)      20,413
-----------------------------------------------------------------------------------------------------------
     5,000  CA GO(1)                                          6.000   08/01/2019  08/01/2011(B)       5,058
-----------------------------------------------------------------------------------------------------------
    55,000  CA GO(1)                                          6.000   10/01/2021  10/01/2011(B)      56,022
-----------------------------------------------------------------------------------------------------------
    85,000  CA GO(1)                                          6.000   08/01/2024  08/01/2011(B)      85,860
-----------------------------------------------------------------------------------------------------------
   905,000  CA GO(1)                                          6.250   10/01/2019  10/01/2011(B)     921,571
-----------------------------------------------------------------------------------------------------------
   605,000  CA GO(1)                                          6.250   10/01/2019  10/01/2011(B)     616,078
-----------------------------------------------------------------------------------------------------------
    25,000  CA Golden State
            Tobacco Securitization
            Corp.(1)                                          5.000   06/01/2020   06/01/2020        24,909
-----------------------------------------------------------------------------------------------------------
 2,580,000  CA Golden State
            Tobacco Securitization
            Corp. (TASC)(1)                                   4.500   06/01/2027  11/01/2016(A)   1,936,471
-----------------------------------------------------------------------------------------------------------
   500,000  CA Golden State
            Tobacco Securitization
            Corp. (TASC)                                      5.000   06/01/2018  05/29/2011(B)     500,020
-----------------------------------------------------------------------------------------------------------
   145,000  CA Health Facilities
            Financing Authority
            (Catholic Healthcare
            West)(1)                                          5.000   07/01/2021  05/29/2011(B)     145,046
-----------------------------------------------------------------------------------------------------------
   135,000  CA Health Facilities
            Financing Authority
            (Catholic Healthcare
            West)(1)                                          5.125   07/01/2024  05/29/2011(B)     135,012
-----------------------------------------------------------------------------------------------------------
   160,000  CA Health Facilities
            Financing Authority
            (Catholic Healthcare
            West)(1)                                          5.250   07/01/2023  05/29/2011(B)     160,070
-----------------------------------------------------------------------------------------------------------
    30,000  CA Health Facilities
            Financing Authority
            (Catholic Healthcare
            West)(1)                                          5.250   07/01/2023  05/29/2011(B)      30,013
-----------------------------------------------------------------------------------------------------------
   130,000  CA Health Facilities
            Financing Authority
            (Catholic Healthcare
            West)(1)                                          6.000   07/01/2013  05/29/2011(B)     130,425
-----------------------------------------------------------------------------------------------------------
    60,000  CA Health Facilities
            Financing Authority
            (Cedars-Sinai Medical
            Center)(1)                                        5.250   08/01/2027  12/26/2023(A)      58,966
-----------------------------------------------------------------------------------------------------------

5 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                    EFFECTIVE
AMOUNT                                                  COUPON   MATURITY    MATURITY*       VALUE
------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------
$           65,000           CA Health Facilities
                             Financing Authority
                               (CHCW/BMH Obligated
                             Group)(1)                   5.000%  07/01/2018  05/29/2011(B)  $   65,062
-------------------------------------------------------------------------------------------------------
           420,000           CA Health Facilities
                             Financing Authority
                                (CHCW/CHCWSC/CHWCC
                             Obligated Group)(1)         5.000   07/01/2017  05/29/2011(B)     420,496
-------------------------------------------------------------------------------------------------------
            40,000           CA Health Facilities
                             Financing Authority
                                 (Downey Community
                             Hospital)                   5.750   05/15/2015  06/25/2013(A)      32,652
-------------------------------------------------------------------------------------------------------
            65,000           CA Health Facilities
                             Financing Authority
                              (Exception Childrens
                             Foundation)(1)              6.500   05/01/2020  05/27/2011(B)      65,086
-------------------------------------------------------------------------------------------------------
            50,000           CA Health Facilities
                             Financing Authority
                               (Fellowship Homes)(1)     6.000   09/01/2019  05/29/2011(B)      50,068
-------------------------------------------------------------------------------------------------------
           10,000            CA Health Facilities
                             Financing Authority
                                    (FF/OCTC/SCADP
                             Obligated Group)(1)         6.500   12/01/2022  05/29/2011(B)      10,011
-------------------------------------------------------------------------------------------------------
        2,000,000            CA Health Facilities
                             Financing Authority
                              (Kaiser Permanente)(1)     5.400   05/01/2028  05/29/2011(B)   2,007,160
-------------------------------------------------------------------------------------------------------
           20,000            CA Health Facilities
                             Financing Authority
                               (Marshall Hospital)       5.125   11/01/2012  05/29/2011(B)      20,045
-------------------------------------------------------------------------------------------------------
           85,000            CA Health Facilities
                             Financing Authority
                              (Mercy Senior Hsg.)(1)     5.800   12/01/2018  05/29/2011(B)      85,096
-------------------------------------------------------------------------------------------------------
          500,000            CA Health Facilities
                             Financing Authority
                              (Northern California
                             Presbyterian Homes &
                               Services)(1)              5.125   07/01/2018  05/29/2011(B)     500,145
-------------------------------------------------------------------------------------------------------
        1,065,000            CA Health Facilities
                             Financing Authority
                                    (Pomona Valley
                             Hospital Medical
                             Center)(1)                  5.625   07/01/2019  05/29/2011(B)   1,065,522
-------------------------------------------------------------------------------------------------------
           25,000            CA Health Facilities
                             Financing Authority
                                    (Pomona Valley
                             Hospital Medical
                             Center)(1)                  5.750   07/01/2015  05/29/2011(B)      25,042
-------------------------------------------------------------------------------------------------------
           30,000            CA Health Facilities
                             Financing Authority
                                (Providence Health
                             System-Southern
                             CaliforniA) (1)              5.500   10/01/2013  05/29/2011(B)      30,096
-------------------------------------------------------------------------------------------------------
            35,000           CA Health Facilities
                             Financing Authority
                              (San Fernando Valley
                             Community Mental
                             Health Center)(1)            5.250   06/01/2023  05/29/2011(B)      35,001
-------------------------------------------------------------------------------------------------------
            50,000           CA Health Facilities
                             Financing Authority
                              (Sunny View Lutheran
                             Home)(1)                     5.100   01/01/2024  02/10/2022(A)      49,468
-------------------------------------------------------------------------------------------------------
           335,000           CA Health Facilities
                             Financing Authority
                                  (Sutter Health)(1)      5.125   08/15/2022  05/29/2011(B)     335,302
-------------------------------------------------------------------------------------------------------
           520,000           CA Health Facilities
                             Financing Authority
                                  (Sutter Health)(1)     5.350   08/15/2028  04/16/2025(A)      507,920
-------------------------------------------------------------------------------------------------------
            30,000           CA Health Facilities
                             Financing Authority
                                  (Sutter Health)(1)     5.375   08/15/2030  05/07/2025(A)       28,967
-------------------------------------------------------------------------------------------------------
            20,000           CA HFA                     8.037(2) 08/01/2015  05/03/2013(A)       13,387
-------------------------------------------------------------------------------------------------------

6 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                    EFFECTIVE
AMOUNT                                               COUPON       MATURITY   MATURITY*        VALUE
-------------------------------------------------------------------------------------------------------
California Continued
-------------------------------------------------------------------------------------------------------
$      190,000            CA HFA                   8.090%2     02/01/2015  05/02/2013(A)    $   135,728
-------------------------------------------------------------------------------------------------------
     4,530,000            CA HFA (Home Mtg.)(1)      5.000     08/01/2037  07/25/2012(B)      4,607,644
-------------------------------------------------------------------------------------------------------
     7,970,000            CA HFA (Home Mtg.)(1)      5.500     02/01/2042  06/26/2012(B)      8,105,809
-------------------------------------------------------------------------------------------------------
    12,125,000            CA HFA (Home Mtg.)(1)      5.500     08/01/2042  09/01/2013(A)     12,080,744
-------------------------------------------------------------------------------------------------------
       55,000             CA HFA (Multifamily
                          Hsg.)(1)                   5.375     08/01/2028  01/06/2026(A)         50,997
-------------------------------------------------------------------------------------------------------
        40,000            CA HFA (Multifamily
                          Hsg.)(1)                   5.400     08/01/2018  05/29/2011(B)         40,016
-------------------------------------------------------------------------------------------------------
     2,055,000            CA HFA (Multifamily
                          Hsg.)(1)                   5.400     08/01/2018  05/29/2011(B)      2,055,822
-------------------------------------------------------------------------------------------------------
       670,000            CA HFA (Multifamily
                          Hsg.)(1)                   5.450     08/01/2028  01/01/2024(A)        647,414
-------------------------------------------------------------------------------------------------------
       630,000            CA HFA (Multifamily
                          Hsg.)(1)                   5.950     08/01/2028  08/29/2023(A)        590,575
-------------------------------------------------------------------------------------------------------
       390,000            CA HFA (Multifamily
                          Hsg.)(1)                   6.050     08/01/2016  05/29/2011(B)        390,581
-------------------------------------------------------------------------------------------------------
     2,950,000            CA HFA (Multifamily
                          Hsg.)(1)                   6.050     08/01/2027  05/29/2011(B)      2,973,276
-------------------------------------------------------------------------------------------------------
        25,000            CA HFA (Multifamily
                          Hsg.)(1)                   6.050     08/01/2038  08/01/2011(B)         24,997
-------------------------------------------------------------------------------------------------------
     2,525,000            CA HFA (Multifamily
                          Hsg.)(1)                   6.150     08/01/2022  05/29/2011(B)      2,527,702
-------------------------------------------------------------------------------------------------------
     2,250,000            CA Hi-Desert Memorial
                          Health Care District(1)    5.500     10/01/2015  04/26/2014(A)      2,218,725
-------------------------------------------------------------------------------------------------------
        15,000            CA Hi-Desert Memorial
                          Health Care District(1)    5.500     10/01/2019  04/26/2018(A)         13,728
-------------------------------------------------------------------------------------------------------
     3,000,000            CA Infrastructure and
                          Economic Devel.
                                (Scripps Research
                          Institute)(1)              5.750     07/01/2030  05/29/2011(B)      3,000,570
-------------------------------------------------------------------------------------------------------
        15,000            CA Infrastructure and
                          Economic Devel.
                                (Stockton Port
                          District)(1)               5.375     07/01/2022  02/24/2020(A)         12,565
-------------------------------------------------------------------------------------------------------
     1,220,000            CA Inland Empire
                          Tobacco Securitization
                          Authority(1)               5.000     06/01/2021   06/01/2021        970,486
-------------------------------------------------------------------------------------------------------
       345,000            CA Intercommunity
                          Hospital Financing
                          Authority COP(1)           5.250     11/01/2019  03/04/2016(A)        332,176
-------------------------------------------------------------------------------------------------------
        35,000            CA M-S-R Public Power
                          Agency (San Juan)(1)       6.000     07/01/2022  05/29/2011(B)         36,229
-------------------------------------------------------------------------------------------------------
        10,000            CA Maritime
                          Infrastructure
                          Authority (Santa Cruz
                          Port District)(1)          5.750     05/01/2024  04/17/2020(A)          9,200
-------------------------------------------------------------------------------------------------------
        30,000            CA Pollution Control
                          Financing Authority
                          (Sacramento Biosolids
                          Facility)(1)               5.300     12/01/2017  06/25/2016(A)         26,667
-------------------------------------------------------------------------------------------------------
       340,000            CA Pollution Control
                          Financing Authority
                          (Sacramento Biosolids
                          Facility)(1)               5.500     12/01/2024  07/27/2022(A)        266,098
-------------------------------------------------------------------------------------------------------
       195,000            CA Pollution Control
                          Financing Authority
                                (San Diego Gas &
                          Electric Company)(1)       5.850     06/01/2021  05/29/2011(B)        195,583
-------------------------------------------------------------------------------------------------------
       460,000            CA Pollution Control
                          Financing Authority
                                (San Diego Gas &
                          Electric Company)(1)       5.850     06/01/2021  05/29/2011(B)        461,375
-------------------------------------------------------------------------------------------------------
       860,000            CA Pollution Control
                          Financing Authority
                                (San Diego Gas &
                          Electric Company)(1)       5.850     06/01/2021  05/29/2011(B)        862,571
-------------------------------------------------------------------------------------------------------
        20,000            CA Pollution Control
                          Financing Authority
                            (Southern California
                          Edison Company)(1)         5.550     09/01/2031   09/01/2031           19,818
-------------------------------------------------------------------------------------------------------

7 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011** (Unaudited)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------
$  555,000             CA Pollution Control
                       Financing Authority
                           (Southern California
                       Water Company)(1)                     5.500%  12/01/2026  06/01/2011(B)    $  554,950
------------------------------------------------------------------------------------------------------------
    65,000             CA Pollution Control
                       Financing Authority
                           (West Coast Resource
                       Recovery)(1)                          5.125   01/01/2014  05/29/2011(B)        65,112
------------------------------------------------------------------------------------------------------------
     80,000            CA Public Works(1)                    5.250   12/01/2013  05/29/2011(B)        80,242
------------------------------------------------------------------------------------------------------------
     55,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.100   09/01/2014  05/29/2011(B)        55,106
------------------------------------------------------------------------------------------------------------
  1,000,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   12/01/2013  05/29/2011(B)     1,003,030
------------------------------------------------------------------------------------------------------------
    100,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   12/01/2014  05/29/2011(B)       100,201
------------------------------------------------------------------------------------------------------------
    270,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   12/01/2015  05/29/2011(B)       270,475
------------------------------------------------------------------------------------------------------------
     65,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   12/01/2015  05/29/2011(B)        65,114
------------------------------------------------------------------------------------------------------------
     50,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   12/01/2016  05/29/2011(B)        50,076
------------------------------------------------------------------------------------------------------------
    170,000            CA Public Works
                            (California Community
                       Colleges)(1)                          5.250   09/01/2019  05/29/2011(B)       170,360
------------------------------------------------------------------------------------------------------------
     60,000            CA Public Works
                            (California Highway
                       Patrol)(1)                            5.250   11/01/2014  05/29/2011(B)        60,720
------------------------------------------------------------------------------------------------------------
    330,000            CA Public Works
                            (California Science
                       Center)(1)                            5.250   10/01/2017  05/29/2011(B)       330,700
------------------------------------------------------------------------------------------------------------
    600,000            CA Public Works
                            (California State
                       University)(1)                        5.250   10/01/2015  05/29/2011(B)       601,068
------------------------------------------------------------------------------------------------------------
     50,000            CA Public Works
                            (California State
                       University)                           5.375   10/01/2017  05/29/2011(B)        50,111
------------------------------------------------------------------------------------------------------------
  1,250,000            CA Public Works
                            (California State
                       University)(1)                        5.400   12/01/2016  05/29/2011(B)     1,252,038
------------------------------------------------------------------------------------------------------------
     40,000            CA Public Works
                            (California State
                       University)(1)                        5.450   09/01/2014  05/29/2011(B)        40,094
------------------------------------------------------------------------------------------------------------
    400,000            CA Public Works
                            (California State
                       University)(1)                         5.500   09/01/2015  05/29/2011(B)      400,860
------------------------------------------------------------------------------------------------------------
     25,000            CA Public Works (Dept.
                       of Corrections)(1)                     5.000   09/01/2018  05/29/2011(B)       25,020
-------------------------------------------------------------------------------------------------------------
     50,000            CA Public Works (Dept.
                       of Corrections)(1)                     5.250   09/01/2014  05/29/2011(B)       50,103
------------------------------------------------------------------------------------------------------------
    100,000            CA Public Works (Dept.
                       of Corrections)(1)                     5.250   09/01/2015  05/29/2011(B)      100,179
------------------------------------------------------------------------------------------------------------
     75,000            CA Public Works (Dept.
                       of Corrections)(1)                     5.250   09/01/2015  05/29/2011(B)       75,134
------------------------------------------------------------------------------------------------------------
    125,000            CA Public Works (Dept.
                       of Corrections)(1)                     5.375   10/01/2016  05/29/2011(B)      125,204
------------------------------------------------------------------------------------------------------------
    40,000             CA Public Works (Dept.
                       of Corrections)(1)                     5.500   10/01/2017  05/29/2011(B)       40,094
------------------------------------------------------------------------------------------------------------

8 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011** (Unaudited)

PRINCIPAL                                                                            EFFECTIVE
AMOUNT                                                          COUPON    MATURITY    MATURITY*        VALUE
---------------------------------------------------------------------------------------------------------------
California Continued
---------------------------------------------------------------------------------------------------------------
$  350,000               CA Public Works (Dept.
                         of Corrections)(1)                     5.500%  10/01/2018  05/29/2011(B)    $  350,819
---------------------------------------------------------------------------------------------------------------
   100,000               CA Public Works (Dept.
                         of Corrections)(1)                     5.500   10/01/2019  05/29/2011(B)       100,234
---------------------------------------------------------------------------------------------------------------
    40,000               CA Public Works (Dept.
                         of Corrections)(1)                     5.625   10/01/2020  05/29/2011(B)        40,098
---------------------------------------------------------------------------------------------------------------
   110,000               CA Public Works (Dept.
                         of Food &Agriculture)(1)               5.400   06/01/2013  05/29/2011(B)       110,284
---------------------------------------------------------------------------------------------------------------
 1,000,000               CA Public Works (Dept.
                         of Health Services)(1)                 5.500   11/01/2015  05/29/2011(B)     1,008,060
---------------------------------------------------------------------------------------------------------------
   150,000               CA Public Works (Dept.
                         of Youth Authority)(1)                 5.375   10/01/2015  05/29/2011(B)       150,282
---------------------------------------------------------------------------------------------------------------
    25,000               CA Public Works (Dept.
                         of Youth Authority)(1)                 5.500   10/01/2018  05/29/2011(B)        25,059
---------------------------------------------------------------------------------------------------------------
    25,000               CA Public Works
                         (Library & Courts  Annex)(1)           5.000   05/01/2015  05/29/2011(B)        25,041
---------------------------------------------------------------------------------------------------------------
    25,000               CA Public Works
                         (Regents University)(1)                5.250   11/01/2013  05/29/2011(B)        25,078
---------------------------------------------------------------------------------------------------------------
 1,500,000               CA Public Works (State
                         Archives Building Complex)             5.375   12/01/2012  05/29/2011(B)     1,504,125
---------------------------------------------------------------------------------------------------------------
   105,000               CA Public Works (State
                         Universities)(1)                       5.250   12/01/2013  05/29/2011(B)       105,303
---------------------------------------------------------------------------------------------------------------
   135,000               CA Public Works (State
                         Universities)(1)                       5.400   10/01/2022  05/29/2011(B)       135,015
---------------------------------------------------------------------------------------------------------------
 1,375,000               CA Public Works (State
                         Universities)(1)                       5.500   12/01/2018  05/29/2011(B)     1,378,218
---------------------------------------------------------------------------------------------------------------
   100,000               CA Public Works
                         (Trustees of California)(1)            5.250   10/01/2012  05/29/2011(B)       100,296
---------------------------------------------------------------------------------------------------------------
    20,000               CA Public Works
                         (Various California
                         State Universities)(1)                 5.550   09/01/2016  05/29/2011(B)        20,036
---------------------------------------------------------------------------------------------------------------
    30,000               CA Public Works
                         (Various Community  Colleges)(1)       5.200   09/01/2017  05/29/2011(B)        30,036
---------------------------------------------------------------------------------------------------------------
   275,000               CA Public Works
                         (Various Community Colleges)(1)        5.375   03/01/2013  05/29/2011(B)       275,723
---------------------------------------------------------------------------------------------------------------
   555,000               CA Public Works
                         (Various Community Colleges)           5.375   03/01/2014  05/29/2011(B)       556,737
---------------------------------------------------------------------------------------------------------------
    20,000               CA Public Works
                         (Various Community Colleges)           5.500   09/01/2011  05/29/2011(B)        20,065
---------------------------------------------------------------------------------------------------------------
    50,000               CA Public Works
                         (Various Community Colleges)           5.500   09/01/2011  05/29/2011(B)        50,162
---------------------------------------------------------------------------------------------------------------
    50,000               CA Public Works
                         (Various Community Colleges)(1)        5.600   04/01/2014  05/29/2011(B)        50,120
---------------------------------------------------------------------------------------------------------------
 2,690,000               CA Public Works
                         (Various Community Colleges)(1)        5.625   03/01/2016  05/29/2011(B)     2,695,084
---------------------------------------------------------------------------------------------------------------
 4,825,000               CA Public Works
                         (Various Community Colleges)(1)        5.625   03/01/2016  05/29/2011(B)     4,834,119
---------------------------------------------------------------------------------------------------------------
 1,850,000               CA Public Works
                         (Various Community Colleges)(1)        5.625   03/01/2019  05/29/2011(B)     1,854,514
---------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                       COUPON    MATURITY     MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California   Continued
-----------------------------------------------------------------------------------------------------------
$    70,000  CA Public Works
             (Various State
             Universities)(1)                                 5.200%  12/01/2012  05/29/2011(B)  $   70,229
-----------------------------------------------------------------------------------------------------------
     25,000  CA Public Works
             (Various State
             Universities)(1)                                 5.250   12/01/2013  05/29/2011(B)      25,078
-----------------------------------------------------------------------------------------------------------
    300,000  CA Public Works
             (Various State
             Universities)(1)                                 5.300   12/01/2014  05/29/2011(B)     300,921
-----------------------------------------------------------------------------------------------------------
    210,000  CA Public Works
             (Various State
             Universities)(1)                                 5.350   12/01/2015  05/29/2011(B)     210,624
-----------------------------------------------------------------------------------------------------------
    380,000  CA Public Works
             (Various State
             Universities)                                    5.375   12/01/2019  05/29/2011(B)     380,844
-----------------------------------------------------------------------------------------------------------
     85,000  CA Public Works
             (Various State
             Universities)(1)                                 5.400   10/01/2022  05/29/2011(B)      85,009
-----------------------------------------------------------------------------------------------------------
    645,000  CA Public Works
             Various State
             Universities)(1)                                 5.400   10/01/2022  05/29/2011(B)     646,800
-----------------------------------------------------------------------------------------------------------
     10,000  CA Public Works
             (Various State
             Universities)(1)                                 5.500   09/01/2015  05/29/2011(B)      10,020
-----------------------------------------------------------------------------------------------------------
     75,000  CA River Highlands
             Community Services
             District(3)                                      7.750   09/02/2020  09/19/2016(A)      38,805
-----------------------------------------------------------------------------------------------------------
     15,000  CA River Highlands
             Community Services
             District(3)                                      8.125   09/02/2020  10/28/2016(A)       7,760
-----------------------------------------------------------------------------------------------------------
    75,000   CA Rural Home Mtg.
             Finance Authority
             (Single Family Mtg.),
             Series A(1)                                      6.350   12/01/2029  09/15/2014(A)      77,198
-----------------------------------------------------------------------------------------------------------
    50,000   CA Special Districts
             Finance Program COP(1)                           5.250   12/01/2026  07/28/2024(A)      46,859
-----------------------------------------------------------------------------------------------------------
    25,000   CA Statewide CDA(1)                               6.625  09/01/2027   10/17/2025(A)      24,545
-----------------------------------------------------------------------------------------------------------
     5,000   CA Statewide CDA(1)                               7.000  07/01/2022   05/29/2011(B)       5,001
-----------------------------------------------------------------------------------------------------------
    80,000   CA Statewide CDA
             (Bouquet Canyon)(1)                              5.300   07/01/2018  06/01/2011(B)      80,069
-----------------------------------------------------------------------------------------------------------
    70,000   CA Statewide CDA
             (California Odd Fellow
             Hsg.)(1)                                         5.375   10/01/2013  05/29/2011(B)      70,141
-----------------------------------------------------------------------------------------------------------
   740,000   CA Statewide CDA
             (Childrens Hospital
             Los Angeles)(1)                                  5.250   08/15/2029  03/05/2026(A)     656,979
-----------------------------------------------------------------------------------------------------------
 2,025,000   CA Statewide CDA
             (CVHP/CVMC/FH
             Obligated Group) COP(1)                          5.500   04/01/2013  05/29/2011(B)   2,027,248
-----------------------------------------------------------------------------------------------------------
   980,000   CA Statewide CDA
             (Daughters of Charity
             Health System/St.
             Francis Medical Center
             Obligated Group)(1)                              5.250   07/01/2025  03/31/2019(A)     847,925
-----------------------------------------------------------------------------------------------------------
  500,000    CA Statewide CDA (East
             Tabor Apartments)(1)                             6.850   08/20/2036  02/20/2012(B)     525,435
-----------------------------------------------------------------------------------------------------------
  435,000    CA Statewide CDA
             (Eastfield Ming
             Quong)(1)                                        5.625   06/01/2020  05/29/2011(B)     435,291
-----------------------------------------------------------------------------------------------------------
   45,000    CA Statewide CDA
             (Escrow Term)(1)                                 6.750   09/01/2037  07/27/2036(A)      42,216
-----------------------------------------------------------------------------------------------------------
 250,000     CA Statewide CDA
             (Fairfield
             Apartments)(1)                                   6.500   01/01/2016  11/15/2013(A)     249,375
-----------------------------------------------------------------------------------------------------------
  35,000     CA Statewide CDA (GP
             Steinbeck)(1)                                    5.700   09/20/2019  09/20/2011(B)      36,431
-----------------------------------------------------------------------------------------------------------
  85,000     CA Statewide CDA (GP
             Steinbeck)                                      5.897(2) 09/20/2027  09/20/2014(B)      32,176
-----------------------------------------------------------------------------------------------------------

10 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------
$   15,000 CA Statewide CDA (John
           Muir Health)(1)                                      5.125%  08/15/2017  05/29/2011(B) $   15,013
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA (LA
           Orthopedic Hospital
           Foundation)                                          5.250   06/01/2015  05/29/2011(B)    100,130
------------------------------------------------------------------------------------------------------------
 1,190,000 CA Statewide CDA (LA
           Orthopedic Hospital
           Foundation)                                          5.500   06/01/2019  05/29/2011(B)  1,190,464
------------------------------------------------------------------------------------------------------------
    70,000 CA Statewide CDA (LA
           Orthopedic Hospital
           Foundation/Orthopedic
           Hospital Obligated
           Group)                                               5.500   06/01/2018  05/29/2011(B)     70,041
------------------------------------------------------------------------------------------------------------
   250,000 CA Statewide CDA (Live
           Oak School)(1)                                       6.750   10/01/2030  12/19/2023(A)    233,983
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA
           (Multifamily)                                      5.696(2)  09/20/2021  09/20/2011(B)     55,445
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA
           (Multifamily)                                      5.744(2)  09/20/2023  09/20/2014(B)     48,907
------------------------------------------------------------------------------------------------------------
   150,000 CA Statewide CDA
           (Quail Ridge
           Apartments)(1)                                       5.375   07/01/2032  11/27/2029(A)    111,336
------------------------------------------------------------------------------------------------------------
   430,000 CA Statewide CDA (Rio
           Bravo)(1)                                            6.500   12/01/2018  06/30/2015(A)    381,298
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA
           (Sutter Health/Alta
           Bates Medical
           Center/East Bay
           Perinatal Center
           Obligated Group)(1)                                  5.750   08/15/2027  05/29/2011(B)    100,035
------------------------------------------------------------------------------------------------------------
   560,000 CA Statewide CDA
           (Sycamore)(1)                                        6.000   03/20/2038  03/20/2018(B)    577,461
------------------------------------------------------------------------------------------------------------
    25,000 CA Statewide CDA
           Community Facilities
           District(1)                                          6.350   09/01/2021  09/01/2014(B)     25,206
------------------------------------------------------------------------------------------------------------
    30,000 CA Statewide CDA COP
           (Ararat Home of Los
           Angeles)(1)                                          5.400   06/01/2016  06/01/2011(B)     30,048
------------------------------------------------------------------------------------------------------------
     5,000 CA Statewide CDA COP
           (CVHP/CVMC/FH
           Obligated Group)(1)                                  5.000   04/01/2018  05/07/2016(A)      4,796
------------------------------------------------------------------------------------------------------------
    45,000 CA Statewide CDA COP
           (CVHP/CVMC/FH
           Obligated Group)(1)                                  5.125   04/01/2023  05/07/2021(A)     39,308
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA COP
           (Sutter Health)(1)                                   5.500   08/15/2018  05/29/2011(B)    100,334
------------------------------------------------------------------------------------------------------------
   100,000 CA Statewide CDA COP
           (Sutter Health)(1)                                   5.500   08/15/2031   08/15/2031       99,086
------------------------------------------------------------------------------------------------------------
    20,000 CA Statewide CDA
           Special Tax Community
           Facilities District
           No. 2007-1 (Orinda)(1)                               5.300   09/01/2017   09/01/2017       19,458
------------------------------------------------------------------------------------------------------------
    35,000 CA Statewide CDA Water
           & Wastewater(1)                                      5.700   10/01/2024   05/29/2011(B     35,049
------------------------------------------------------------------------------------------------------------
 1,624,000 CA Statewide Financing
           Authority Tobacco
           Settlement (TASC)(1)                                 5.625   05/01/2029  04/08/2015(A)  1,464,929
------------------------------------------------------------------------------------------------------------
 1,150,000 CA Statewide Financing
           Authority Tobacco
           Settlement (TASC)(1)                                 5.625   05/01/2029  04/07/2015(A)  1,037,358
------------------------------------------------------------------------------------------------------------
   250,000 CA Statewide Financing
           Authority Tobacco
           Settlement (TASC)(1)                                 6.000   05/01/2037  11/26/2023(A)    191,873
------------------------------------------------------------------------------------------------------------
           CA Water Resource
           Devel. GO,
    10,000 Series P                                             5.800   06/01/2011  05/29/2011(B)     10,041
------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY    MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------------------
$   25,000  CA Water Resource
            Devel. GO,
            Series P(1)                                      5.800%  06/01/2014  05/29/2011(B)   $   25,083
-----------------------------------------------------------------------------------------------------------
    50,000  CA Water Resource
            Devel. GO,
            Series Q(1)                                      5.000   03/01/2016  05/29/2011(B)       50,122
-----------------------------------------------------------------------------------------------------------
    35,000  CA Western Hills Water
            District Special Tax(1)                          5.000   09/01/2014  03/25/2013(A)       29,384
-----------------------------------------------------------------------------------------------------------
    65,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         4.000   09/01/2011  09/01/2011          63,630
-----------------------------------------------------------------------------------------------------------
    25,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         4.650   09/01/2014  09/01/2014          20,749
-----------------------------------------------------------------------------------------------------------
   120,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         6.000   09/01/2024  06/22/2021(A)       74,944
-----------------------------------------------------------------------------------------------------------
    50,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         6.125   09/01/2031  03/23/2029(A)       28,314
-----------------------------------------------------------------------------------------------------------
   115,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         6.750   09/01/2022  09/14/2018(A)       80,585
-----------------------------------------------------------------------------------------------------------
    45,000  CA Western Hills Water
            District Special Tax
            (Diablo Grande
            Community Facilities)(1)                         6.875   09/01/2031  04/30/2027(A)       28,068
-----------------------------------------------------------------------------------------------------------
   310,000  CA William S. Hart
            Union School District(1)                         6.000   09/01/2027  04/14/2026(A)      300,871
-----------------------------------------------------------------------------------------------------------
    10,000  Calabasas, CA Special
            Tax Community
            Facilities District 98-1(1)                      5.750   09/01/2028  06/18/2025(A)        8,828
-----------------------------------------------------------------------------------------------------------
    45,000  California City, CA
            Redevel. Agency Tax .
            Allocation(1)                                    7.000   09/01/2015  05/29/2011(B)       45,076
-----------------------------------------------------------------------------------------------------------
 2,975,000  California County, CA
            Tobacco Securitization
            Authority (TASC)(1)                              5.625   06/01/2023  02/15/2013(A)    2,943,495
-----------------------------------------------------------------------------------------------------------
    60,000  Campbell, CA (Civic
            Center) COP(1)                                   5.250   10/01/2028  05/29/2011(B)       60,129
-----------------------------------------------------------------------------------------------------------
    25,000  Campbell, CA
            Improvement Bond Act
            1915 (Dillon-Gilman
            Local Improvement
            District)(1)                                     7.150   09/02/2012  09/02/2011(B)       26,072
-----------------------------------------------------------------------------------------------------------
    15,000  Canyon Lake, CA COP
            (Railroad Canyon
            Road)(1)                                         7.375   06/01/2014  06/01/2011(B)       15,056
-----------------------------------------------------------------------------------------------------------
    40,000  Capistrano, CA Unified
            School District
            (Education & Support
            Facilities) COP(1)                               5.250   12/01/2026  06/01/2011(B)       40,091
-----------------------------------------------------------------------------------------------------------
    75,000  Capistrano, CA Unified
            School District (Las
            Flores)(1)                                       5.000   09/01/2023  10/06/2021(A)       70,577
-----------------------------------------------------------------------------------------------------------
    50,000  Capistrano, CA Unified
            School District School
            Facilities Improvement
            District No.(1)                                  6.000   08/01/2024  08/01/2011(B)       50,480
-----------------------------------------------------------------------------------------------------------
    80,000  Carlsbad, CA
            Improvement Bond Act 1915(1)                     5.550   09/02/2028  08/30/2022(A)       73,275
-----------------------------------------------------------------------------------------------------------

12 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------------------
$  120,000  Carlsbad, CA
            Improvement Bond Act 1915(1)                     5.950%  09/02/2025  10/16/2023(A)  $  118,735
-----------------------------------------------------------------------------------------------------------
    30,000  Carlsbad, CA
            Improvement Bond Act 1915(1)                      6.000   09/02/2022  09/02/2011(B)      30,025
-----------------------------------------------------------------------------------------------------------
    90,000  Carson, CA Improvement
            Bond Act 1915(1)                                 7.375   09/02/2022  09/02/2011(B)      90,134
-----------------------------------------------------------------------------------------------------------
    40,000  Castaic, CA Union
            School District
            Community Facilities
            District No. 92-1(1)                             8.500   10/01/2013  10/01/2011(B)      40,780
-----------------------------------------------------------------------------------------------------------
 2,750,000  Castaic, CA Union
            School District
            Community Facilities
            District No. 92-1(1)                             9.000   10/01/2019  10/01/2011(B)   2,783,853
-----------------------------------------------------------------------------------------------------------
    70,000  Cathedral City, CA
            Improvement Bond Act 1915(1)                     5.950   09/02/2034  05/03/2032(A)      64,070
-----------------------------------------------------------------------------------------------------------
    50,000  Cathedral City, CA
            Special Tax Community
            Facilities District
            No. (1)                                          6.625   09/01/2023  09/25/2022(A)      45,391
-----------------------------------------------------------------------------------------------------------
    50,000  Cathedral City, CA
            Special Tax Community
            Facilities District
            No. (1)                                          6.700   09/01/2030  01/10/2028(A)      42,312
-----------------------------------------------------------------------------------------------------------
    10,000  Central CA Unified
            School District(1)                               5.625   03/01/2018  09/01/2011(B)      10,157
-----------------------------------------------------------------------------------------------------------
    35,000  Chico, CA Improvement
            Bond Act 1915 (Mission
            Ranch)(1)                                        6.625   09/02/2011   09/02/2011        35,347
-----------------------------------------------------------------------------------------------------------
    95,000  Chico, CA Improvement
            Bond Act 1915 (Mission
            Ranch)(1)                                        6.625   09/02/2012   09/02/2012        98,131
-----------------------------------------------------------------------------------------------------------
   100,000  Chico, CA Improvement
            Bond Act 1915 (Mission
            Ranch)(1)                                        6.625   09/02/2013  09/02/2011(B)     103,636
-----------------------------------------------------------------------------------------------------------
    55,000  Chino, CA Community
            Facilities District
            Special Tax(1)                                   5.750   09/01/2034  10/11/2032(A)      47,482
-----------------------------------------------------------------------------------------------------------
    20,000  Chowchilla, CA
            Improvement Bond Act 1915(1)                     6.700   09/02/2027  12/07/2024(A)      19,590
-----------------------------------------------------------------------------------------------------------
    55,000  Chula Vista, CA
            Community Facilities
            District (Eastlake
            Woods)(1)                                        5.700   09/01/2016  09/01/2011(B)      56,411
-----------------------------------------------------------------------------------------------------------
    15,000  Chula Vista, CA
            Community Facilities
            District (Eastlake
            Woods)(1)                                        6.100   09/01/2021  09/01/2013(B)      15,276
-----------------------------------------------------------------------------------------------------------
    10,000  Chula Vista, CA
            Improvement Bond Act
            1915 Assessment
            District No.
            94-1 (Eastlake)(1)                               7.000   09/02/2015  09/02/2012(A)      10,377
-----------------------------------------------------------------------------------------------------------
    25,000  Colton, CA Community
            Facilities District
            Special Tax(1)                                   5.800   09/01/2018  10/14/2016(A)      24,924
-----------------------------------------------------------------------------------------------------------
   175,000  Colton, CA Joint
            Unified School
            District(1)                                      5.700   09/01/2034  10/18/2030(A)     138,044
-----------------------------------------------------------------------------------------------------------
    50,000  Colton, CA Joint
            Unified School
            District COP(1)                                  5.100   06/01/2020   06/01/2020        48,270
-----------------------------------------------------------------------------------------------------------
    50,000  Colton, CA Public
            Financing Authority,
            Series B(1)                                      5.875   08/01/2027  04/28/2017(A)      43,491
-----------------------------------------------------------------------------------------------------------
    20,000  Colton, CA Redevel.
            Agency (West Valley)(1)                          6.375   09/01/2035  01/24/2032(A)      17,161
-----------------------------------------------------------------------------------------------------------
   100,000  Compton, CA Sewer(1)                             5.375   09/01/2023  05/29/2011(B)     100,026
-----------------------------------------------------------------------------------------------------------

13 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------------------
$  110,000  Contra Costa County,
            CA Public Financing
            Authority                                         5.250%  06/01/2015  06/01/2011(B)  $  110,233
-----------------------------------------------------------------------------------------------------------
 1,170,000  Contra Costa County,
            CA Public Financing
            Authority (Pleasant
            Hill Bart)(1)                                     5.125   08/01/2019  09/05/2017(A)   1,110,564
-----------------------------------------------------------------------------------------------------------
     5,000  Contra Costa County,
            CA Special Tax
            Community Facilities
            District(1)                                       5.580   08/01/2016  08/01/2011(B)       5,012
-----------------------------------------------------------------------------------------------------------
    25,000  Contra Costa, CA
            Community College
            District COP (Diablo
            Valley College)(1)                                6.000   06/01/2021  05/29/2011(B)      25,045
-----------------------------------------------------------------------------------------------------------
   100,000  Corona, CA Redevel.
            Agency Tax Allocation                             5.400   09/01/2011  05/29/2011(B)     100,194
-----------------------------------------------------------------------------------------------------------
    25,000  Corona, CA Redevel.
            Agency Tax Allocation(1)                          5.500   09/01/2016  05/29/2011(B)      25,015
-----------------------------------------------------------------------------------------------------------
    15,000  Corona-Norco, CA
            Unified School
            District(1)                                       5.625   09/01/2033  01/10/2030(A)      12,798
-----------------------------------------------------------------------------------------------------------
    55,000  Corona-Norco, CA
            Unified School
            District(1)                                       5.750   09/01/2014  05/29/2011(B)      55,097
-----------------------------------------------------------------------------------------------------------
   100,000  Corona-Norco, CA
            Unified School
            District Community
            Facilities District
            No. 06-1(1)                                       6.000   09/01/2027  05/05/2025(A)      95,389
-----------------------------------------------------------------------------------------------------------
    55,000  Crescent City, CA
            Public Financing
            Authority                                         7.750   09/15/2012  05/29/2011(B)      55,194
-----------------------------------------------------------------------------------------------------------
    25,000  Culver City, CA
            Redevel. Finance
            Authority(1)                                      5.500   11/01/2014  05/27/2013(A)      25,604
-----------------------------------------------------------------------------------------------------------
    20,000  Cypress, CA
            Improvement Bond Act
            1915 (Business and
            Professional Center)(1)                           5.700   09/02/2022  08/17/2018(A)      19,139
-----------------------------------------------------------------------------------------------------------
    20,000  Davis, CA Joint
            Unified School
            District Special Tax(1)                           5.300   08/15/2024  05/11/2021(A)      18,607
-----------------------------------------------------------------------------------------------------------
    10,000  Del Mar, CA Unified
            School District(1)                                5.875   09/01/2029  10/14/2027(A)       9,106
-----------------------------------------------------------------------------------------------------------
    40,000  Dixon, CA Public
            Financing Authority(1)                            5.150   09/02/2020  06/24/2017(A)      38,866
-----------------------------------------------------------------------------------------------------------
    35,000  Dixon, CA Public
            Financing Authority(1)                            5.700   09/02/2020  01/01/2017(A)      33,880
-----------------------------------------------------------------------------------------------------------
   480,000  Downey, CA Community
            Devel. Commission Tax
            Allocation (Downey
            Redevel.)(1)                                      5.125   08/01/2020  05/05/2017(A)     448,805
-----------------------------------------------------------------------------------------------------------
 1,000,000  Duarte, CA COP (Hope
            National Medical
            Center)                                           5.250   04/01/2019  05/29/2011(B)   1,002,320
-----------------------------------------------------------------------------------------------------------
   190,000  Duarte, CA Hsg.
            (Heritage Park
            Apartments)(1)                                    5.850   05/01/2030  01/02/2023(A)     188,493
-----------------------------------------------------------------------------------------------------------
    40,000  Eastern CA Municipal
            Water District
            Community Facilities
            Special Tax(1)                                    6.375   09/01/2027  10/15/2025(A)      37,180
-----------------------------------------------------------------------------------------------------------
   250,000  Eastern CA Municipal
            Water District
            Community Facilities
            Special Tax(1)                                    6.375   09/01/2037  01/15/2034(A)     229,060
-----------------------------------------------------------------------------------------------------------
    90,000  Eastern CA Municipal
            Water District
            Community Facilities
            Special Tax (Crown
            Valley Village)(1)                                5.500   09/01/2028  09/14/2027(A)      74,663
-----------------------------------------------------------------------------------------------------------

14 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                   EFFECTIVE
AMOUNT                                COUPON   MATURITY     MATURITY(*)      VALUE
------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
------------------------------------------------------------------------------------
$  65,000  Eastern CA Municipal
           Water District
           Community Facilities
           Special Tax (Crown
           Valley Village)(1)          5.625%  09/01/2034  04/30/2032(A)  $   51,211
------------------------------------------------------------------------------------
   50,000  Eastern CA Municipal
           Water District
           Community Facilities
           Special Tax (Promontory
           Park)(1)                    5.500   09/01/2024  03/25/2023(A)      46,894
------------------------------------------------------------------------------------
   10,000  Eastern CA Municipal
           Water District
           Improvement Bond Act
           1915(1)                     5.750   09/02/2020   09/02/2020         9,864
------------------------------------------------------------------------------------
   50,000  El Dorado County, CA
           Special Tax(1)              6.250   09/01/2029  09/04/2023(A)      47,488
------------------------------------------------------------------------------------
1,170,000  Emery, CA Unified
           School District(1)          6.250   08/01/2026  08/01/2021(B)   1,294,242
------------------------------------------------------------------------------------
   25,000  Emeryville, CA Public
           Financing Authority         6.100   09/01/2012  05/29/2011(B)      25,054
------------------------------------------------------------------------------------
  145,000  Emeryville, CA Public
           Financing Authority(1)      6.200   09/01/2025   09/01/2025       144,726
------------------------------------------------------------------------------------
   20,000  Encinitas, CA
           Improvement Bond Act
           1915(1)                     6.900   09/02/2017  11/20/2014(A)      19,100
------------------------------------------------------------------------------------
   15,000  Fairfield, CA
           Improvement Bond Act
           1915 (Green Valley
           Road/Mangels Blvd.)(1)      7.375   09/02/2018  09/02/2011(B)      15,531
------------------------------------------------------------------------------------
   15,000  Florin, CA Resource
           Conservation District
           COP                         6.000   02/01/2029  04/04/2027(A)      13,034
------------------------------------------------------------------------------------
   10,000  Folsom, CA Improvement
           Bond Act 1915(1)            6.500   09/02/2013  09/02/2011(B)      10,094
------------------------------------------------------------------------------------
   25,000  Folsom, CA Public
           Financing Authority(1)      5.400   09/02/2020  08/14/2017(A)      23,164
------------------------------------------------------------------------------------
   25,000  Folsom, CA Public
           Financing Authority(1)      5.625   09/02/2020  06/16/2017(A)      24,119
------------------------------------------------------------------------------------
   30,000  Folsom, CA Special Tax
           Community Facilities
           District No. 7(1)           6.000   09/01/2024  09/01/2011(B)      30,029
------------------------------------------------------------------------------------
  250,000  Fontana, CA Redevel.
           Agency (Southwest
           Industrial Park)(1)         5.000   09/01/2022  12/29/2018(A)     233,038
------------------------------------------------------------------------------------
  265,000  Fontana, CA Special Tax
           (Citrus)(1)                 5.000   09/01/2020   09/01/2020       240,411
------------------------------------------------------------------------------------
2,300,000  Fontana, CA Special Tax
           Community Facilities
           District No. 2-A(1)         5.250   09/01/2017  09/01/2011(B)   2,305,382
------------------------------------------------------------------------------------
   10,000  Fontana, CA Special Tax
           Community Facilities
           District No. 4(1)           7.125   10/01/2015  10/01/2011(B)      10,126
------------------------------------------------------------------------------------
1,500,000  Foothill, CA Eastern
           Transportation Corridor
           Agency Toll Road(1)         5.875   01/15/2026   01/15/2026     1,363,650
------------------------------------------------------------------------------------
   50,000  Foothill, CA Eastern
           Transportation Corridor
           Agency Toll Road)(1)        5.375   01/15/2014   01/15/2014        49,447
------------------------------------------------------------------------------------
1,175,000  Fresno, CA Airport(1)       5.800   07/01/2030  07/01/2011(B)   1,175,188
------------------------------------------------------------------------------------
   25,000  Fresno, CA Unified
           School District COP(1)      4.625   05/01/2011   05/01/2011        25,006
------------------------------------------------------------------------------------
   25,000  Fullerton, CA Community
           Facilities District No.
           1 Special Tax (Amerige
           Heights)(1)                 6.200   09/01/2032  09/01/2012(B)      25,363
------------------------------------------------------------------------------------
   80,000  Fullerton, CA School
           District Special Tax(1)     6.300   09/01/2023  09/01/2012(B)      81,819

15 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                                          EFFECTIVE
AMOUNT                                                        COUPON    MATURITY   MATURITY*       VALUE
-----------------------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------------------
$   10,000  Galt, CA Improvement
            Bond Act 1915(1)                                  5.900%  09/02/2022   09/02/2022    $    9,585
-----------------------------------------------------------------------------------------------------------
    25,000  Galt, CA Improvement
            Bond Act 1915                                     8.450   09/02/2011   09/02/2011        24,970
-----------------------------------------------------------------------------------------------------------
    20,000  Granada, CA Sanitation
            District Improvement
            Bond Act 1915(1)                                  6.125   09/02/2022  09/17/2021(A)      19,606
-----------------------------------------------------------------------------------------------------------
    15,000  Greenfield, CA
            Redevel. Agency(1)                                6.000   02/01/2029  02/19/2028(A)      13,102
-----------------------------------------------------------------------------------------------------------
   200,000  Hamilton, CA Union
            High School District(1)                           5.250   08/01/2023  05/29/2011(B)     200,176
-----------------------------------------------------------------------------------------------------------
 3,220,000  Hawthorne, CA
            Community Redevel.
            Agency Special Tax(1)                             6.125   10/01/2025  10/01/2011(B)   3,325,809
-----------------------------------------------------------------------------------------------------------
   150,000  Hawthorne, CA Parking
            Authority(1)                                      8.000   09/01/2015  09/01/2011(B)     151,611
-----------------------------------------------------------------------------------------------------------
   155,000  Hawthorne, CA Parking
            Authority(1)                                      8.125   09/01/2019  09/01/2011(B)     155,877
-----------------------------------------------------------------------------------------------------------
    45,000  Hayward, CA
            Improvement Bond Act 1915(1)                      7.100   09/02/2018  09/02/2011(B)      45,230
-----------------------------------------------------------------------------------------------------------
    50,000  Hayward, CA Public
            Finance Authority
            (Hayward Water System)                            5.000   06/01/2011  05/29/2011(B)      50,148
-----------------------------------------------------------------------------------------------------------
    50,000  Hayward, CA Public
            Finance Authority
            (Hayward Water
            System)(1)                                        5.100   06/01/2013  05/29/2011(B)      50,121
-----------------------------------------------------------------------------------------------------------
 2,000,000  Hesperia, CA Public
            Financing Authority,
            Tranche A(1)                                      6.250   09/01/2035  09/29/2028(A)   1,708,160
-----------------------------------------------------------------------------------------------------------
    10,000  Hollister, CA
            Improvement Bond Act 1915(1)                      7.125   09/02/2022  12/25/2017(A)      10,253
-----------------------------------------------------------------------------------------------------------
    15,000  Huntington Beach, CA
            Community Facilities
            District(1)                                       5.400   10/01/2020  10/01/2011(B)      15,032
-----------------------------------------------------------------------------------------------------------
    20,000  Huntington Beach, CA
            Community Facilities
            District Special Tax(1)                           6.250   09/01/2027  04/15/2026(A)      19,917
-----------------------------------------------------------------------------------------------------------
    35,000  Imperial County, CA
            Special Tax(1)                                    6.500   09/01/2031  03/05/2026(A)      30,488
-----------------------------------------------------------------------------------------------------------
    50,000  Indio, CA Community
            Facilities District
            Special Tax
            (Talavera)(1)                                     5.000   09/01/2017  09/01/2012(B)      50,035
-----------------------------------------------------------------------------------------------------------
   135,000  Indio, CA Hsg. (Olive
            Court Apartments)(1)                              6.375   12/01/2026  06/01/2011(B)     134,999
-----------------------------------------------------------------------------------------------------------
    20,000  Indio, CA Improvement
            Bond Act 1915(1)                                  6.350   09/02/2027  11/29/2024(A)      19,581
-----------------------------------------------------------------------------------------------------------
    20,000  Indio, CA Improvement
            Bond Act 1915(1)                                  6.375   09/02/2027  06/28/2024(A)      19,630
-----------------------------------------------------------------------------------------------------------
    35,000  Indio, CA Improvement
            Bond Act 1915
            Assessment District
            No. 99.1(1)                                       7.125   09/02/2020  09/02/2011(B)      35,161
-----------------------------------------------------------------------------------------------------------
    25,000  Inglewood, CA Public
            Financing Authority(1)                            5.625   08/01/2017  08/01/2011(B)      25,032
-----------------------------------------------------------------------------------------------------------
   750,000  Inland Valley, CA
            Devel. Agency Tax
            Allocation(1)                                     5.500   04/01/2014   04/01/2014       775,478
-----------------------------------------------------------------------------------------------------------
 2,760,000  Inland, CA Empire
            Tobacco Securitization
            Authority (TASC)(1)                               4.625   06/01/2021   06/01/2021     2,124,758
-----------------------------------------------------------------------------------------------------------
   150,000  Irvine, CA Improvement
            Bond Act 1915(1)                                  5.550   09/02/2026  06/15/2023(A)     147,617
-----------------------------------------------------------------------------------------------------------

16 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                      COUPON     MATURITY    MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$    20,000  Irvine, CA Improvement Bond
             Act 1915(1)                       5.600%  09/02/2022  09/02/2014(B)    $    20,215
-----------------------------------------------------------------------------------------------
     30,000  Irvine, CA Improvement Bond
             Act 1915(1)                       5.625   09/02/2024  09/02/2013(B)         30,082
-----------------------------------------------------------------------------------------------
     25,000  Irvine, CA Mobile Home Park
             (Meadows Mobile Home
             Park)(1)                          6.050   03/01/2028  02/23/2024(A)         23,040
-----------------------------------------------------------------------------------------------
     25,000  King, CA Community Devel.
             Agency Tax Allocation (King
             City Redevel.)(1)                 7.000   09/01/2021  05/29/2011(B)         25,007
-----------------------------------------------------------------------------------------------
     15,000  Kingsburg, CA Public
             Financing Authority(1)            8.000   09/15/2021  05/29/2011(B)         15,018
-----------------------------------------------------------------------------------------------
     30,000  La Habra, CA Redevel. Agency
             Community Facilities
             District(1)                       6.000   09/01/2014  05/29/2011(B)         30,044
-----------------------------------------------------------------------------------------------
     10,000  La Habra, CA Redevel. Agency
             Community Facilities
             District(1)                       6.000   09/01/2019  08/29/2011(B)         10,000
-----------------------------------------------------------------------------------------------
     55,000  La Mesa, CA Improvement Bond
             Act 1915(1)                       5.750   09/02/2023  08/18/2019(A)         52,110
-----------------------------------------------------------------------------------------------
  1,730,000  Lake Elsinore, CA
             Improvement Bond Act 1915(1)      7.000   09/02/2030  08/24/2012(B)      1,733,045
-----------------------------------------------------------------------------------------------
     15,000  Lake Elsinore, CA Public
             Financing Authority(1)            6.375   10/01/2033  02/06/2031(A)         13,882
-----------------------------------------------------------------------------------------------
     15,000  Lake Elsinore, CA School
             Financing Authority(1)            6.000   09/01/2011     09/01/2011         15,210
-----------------------------------------------------------------------------------------------
    500,000  Lake Elsinore, CA Special
             Tax(1)                            5.100   09/01/2022  04/18/2021(A)        462,935
-----------------------------------------------------------------------------------------------
  1,135,000  Lake Elsinore, CA Unified
             School District(1)                5.300   09/01/2026  11/07/2024(A)      1,008,345
-----------------------------------------------------------------------------------------------
    125,000  Lammersville, CA School
             District Community
             Facilities District
             (Mountain House)(1)               5.500   09/01/2013  09/01/2012(B)        129,998
-----------------------------------------------------------------------------------------------
     50,000  Lammersville, CA School
             District Community
             Facilities District
             (Mountain House)(1)               6.300   09/01/2024  09/01/2013(B)         50,253
-----------------------------------------------------------------------------------------------
     50,000  Lammersville, CA Unified
             School District Special(1)        6.375   09/01/2032  08/15/2029(A)         48,328
-----------------------------------------------------------------------------------------------
     45,000  Lancaster, CA Community
             Facilities District Special
             Tax(1)                            6.000   10/01/2016  10/01/2011(B)         45,191
-----------------------------------------------------------------------------------------------
     15,000  Lancaster, CA Redevel.
             Agency (Desert Sands Mobile
             Home Park)(1)                     6.375   11/01/2027  04/19/2021(A)         14,598
-----------------------------------------------------------------------------------------------
    100,000  Lathrop, CA COP(1)                5.875   06/01/2030  05/21/2026(A)         98,417
-----------------------------------------------------------------------------------------------
    115,000  Lathrop, CA Financing
             Authority (Water Supply)(1)       5.700   06/01/2019  06/01/2013(B)        116,087
-----------------------------------------------------------------------------------------------
     15,000  Lathrop, CA Financing
             Authority (Water Supply)(1)       5.750   06/01/2020  06/01/2013(B)         15,096
-----------------------------------------------------------------------------------------------
     50,000  Lathrop, CA Financing
             Authority (Water Supply)(1)       5.900   06/01/2023     06/01/2023         49,997
-----------------------------------------------------------------------------------------------
     10,000  Lathrop, CA Improvement Bond
             Act 1915(1)                       6.000   09/02/2021     09/02/2021          9,908
-----------------------------------------------------------------------------------------------
     10,000  Lathrop, CA Improvement Bond
             Act 1915 (Louise Avenue)(1)       6.875   09/02/2017  09/02/2011(B)         10,353
-----------------------------------------------------------------------------------------------

17 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                      COUPON     MATURITY    MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$    10,000  Lathrop, CA Improvement Bond
             Act 1915 (Mossdale
             Village)(1)                       6.000%  09/02/2023     09/02/2023    $     9,645
-----------------------------------------------------------------------------------------------
     60,000  Lathrop, CA Improvement Bond
             Act 1915 (Mossdale
             Village)(1)                       6.125   09/02/2028  07/15/2026(A)         55,504
-----------------------------------------------------------------------------------------------
     65,000  Lincoln, CA Public Financing
             Authority (Twelve
             Bridges)(1)                       6.125   09/02/2027  01/24/2024(A)         60,042
-----------------------------------------------------------------------------------------------
     25,000  Livermore, CA Capital
             Projects Financing
             Authority(1)                      5.650   09/02/2016  03/02/2014(A)         25,549
-----------------------------------------------------------------------------------------------
     10,000  Livermore, CA Community
             Facilities District Special
             Tax (Tri Valley Tech
             Park)(1)                          5.750   09/01/2012  09/01/2011(B)         10,074
-----------------------------------------------------------------------------------------------
     45,000  Livermore, CA Community
             Facilities District Special
             Tax (Tri Valley Tech
             Park)(1)                          6.400   09/01/2026  09/16/2025(A)         42,000
-----------------------------------------------------------------------------------------------
     15,000  Livermore, CA Community
             Facilities District Special
             Tax (Tri Valley Tech
             Park)(1)                          6.400   09/01/2030  03/30/2029(A)         13,468
-----------------------------------------------------------------------------------------------
     65,000  Livermore-Amadore Valley, CA
             Water Management Agency(1)        5.000   08/01/2031  05/06/2028(A)         63,141
-----------------------------------------------------------------------------------------------
    100,000  Long Beach, CA Bond Finance
             Authority Natural Gas(1)          5.000   11/15/2011     11/15/2011        102,127
-----------------------------------------------------------------------------------------------
     50,000  Long Beach, CA Special Tax
             (Pike)(1)                         6.250   10/01/2026  02/25/2023(A)         47,532
-----------------------------------------------------------------------------------------------
     30,000  Long Beach, CA Special Tax
             (Pine Avenue)(1)                  6.375   09/01/2023  07/20/2018(A)         29,757
-----------------------------------------------------------------------------------------------
  1,000,000  Los Angeles County, CA
             Community Facilities
             District No. 4 Special
             Tax(1)                            5.500   09/01/2014  09/01/2011(B)      1,014,960
-----------------------------------------------------------------------------------------------
      5,000  Los Angeles County, CA
             Community Facilities
             District No. 4 Special Tax(1)     7.750   09/01/2017  09/01/2011(B)          5,054
-----------------------------------------------------------------------------------------------
     95,000  Los Angeles County, CA COP
             (Insured Health Clinic)(1)        5.800   12/01/2023  06/01/2011(B)         95,048
-----------------------------------------------------------------------------------------------
    100,000  Los Angeles, CA Community
             Facilities District Special
             Tax (Cascade Business
             Park)(1)                          6.400   09/01/2022  09/01/2011(B)        100,247
-----------------------------------------------------------------------------------------------
     50,000  Los Angeles, CA Community
             Redevel. Agency (Freeway
             Recovery)(1)                      6.000   09/01/2031  10/14/2029(A)         49,446
-----------------------------------------------------------------------------------------------
     40,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.100   12/01/2015  05/29/2011(B)         40,058
-----------------------------------------------------------------------------------------------
     50,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.200   12/01/2017  05/29/2011(B)         50,047
-----------------------------------------------------------------------------------------------
     50,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.200   12/01/2018  05/29/2011(B)         50,035
-----------------------------------------------------------------------------------------------
    120,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.200   12/01/2019  05/29/2011(B)        120,062
-----------------------------------------------------------------------------------------------

18 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                      COUPON     MATURITY    MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$   125,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.250%  12/01/2020  05/29/2011(B)    $   125,048
-----------------------------------------------------------------------------------------------
     55,000  Los Angeles, CA Community
             Redevel. Agency (Grand
             Central Square)(1)                5.250   12/01/2021  05/29/2011(B)         55,015
-----------------------------------------------------------------------------------------------
     25,000  Los Angeles, CA Community
             Redevel. Agency (Hoover
             Redevel.)                         5.500   09/01/2014  05/29/2011(B)         25,032
-----------------------------------------------------------------------------------------------
     25,000  Los Angeles, CA COP (Dept.
             of Public Social Services)        5.500   08/01/2019  08/01/2011(B)         25,105
-----------------------------------------------------------------------------------------------
 10,000,000  Los Angeles, CA Dept. of
             Airports ROLs(4)                  5.375   05/15/2025  05/15/2018(B)     10,300,283
-----------------------------------------------------------------------------------------------
     15,000  Los Angeles, CA Dept. of
             Water & Power                     4.750   08/15/2017  05/29/2011(B)         15,046
-----------------------------------------------------------------------------------------------
     10,000  Los Angeles, CA Dept. of
             Water & Power(1)                  4.750   10/15/2020  05/29/2011(B)         10,029
-----------------------------------------------------------------------------------------------
     65,000  Los Angeles, CA Mtg.
             (Section 8)(1)                    5.350   07/01/2022  05/29/2011(B)         65,038
-----------------------------------------------------------------------------------------------
     15,000  Los Angeles, CA Mtg.
             (Section 8)(1)                    6.500   07/01/2022  05/29/2011(B)         15,021
-----------------------------------------------------------------------------------------------
     50,000  Los Angeles, CA Multifamily
             Hsg. (Arminta North &
             South)                            7.700   06/20/2028  11/03/2021(A)         49,293
-----------------------------------------------------------------------------------------------
     45,000  Los Angeles, CA Multifamily
             Hsg. (Earthquake
             Rehabilitation)(1)                5.900   01/01/2030  05/29/2011(B)         45,016
-----------------------------------------------------------------------------------------------
    130,000  Los Angeles, CA Regional
             Airports Improvement Corp.
             (Laxfuel Corp.)(1)                5.250   01/01/2023  07/07/2022(A)        126,725
-----------------------------------------------------------------------------------------------
      5,000  Los Angeles, CA Regional
             Airports Improvement Corp.
             (Los Angeles West Terminal
             Fuel Corp.)(1)                   10.250   01/01/2013  07/28/2012(A)          5,133
-----------------------------------------------------------------------------------------------
    200,000  Los Angeles, CA State
             Building Authority(1)             5.500   10/01/2017  05/29/2011(B)        201,466
-----------------------------------------------------------------------------------------------
     20,000  Los Angeles, CA State
             Building Authority(1)             5.500   10/01/2018  05/29/2011(B)         20,147
-----------------------------------------------------------------------------------------------
     55,000  Los Angeles, CA State
             Building Authority(1)             5.500   10/01/2019  05/29/2011(B)         55,403
-----------------------------------------------------------------------------------------------
     75,000  Los Banos, CA Sewer System
             COP(1)                            5.000   12/01/2019  05/29/2011(B)         75,080
-----------------------------------------------------------------------------------------------
     30,000  Los Banos, CA Unified School
             District COP(1)                   5.625   08/01/2016  05/29/2011(B)         30,030
-----------------------------------------------------------------------------------------------
    175,000  Madera County, CA COP
             (Valley Children's
             Hospital)(1)                      5.000   03/15/2023  04/19/2021(A)        171,719
-----------------------------------------------------------------------------------------------
    360,000  Madera County, CA COP
             (Valley Children's
             Hospital)(1)                      5.750   03/15/2028  04/25/2026(A)        356,335
-----------------------------------------------------------------------------------------------
     50,000  Mammoth Lakes, CA Community
             Facilities District (North
             Village Area)(1)                  5.750   10/01/2033  09/03/2029(A)         40,157
-----------------------------------------------------------------------------------------------
     20,000  Manhattan Beach, CA Water &
             Wastewater Authority COP(1)       5.750   09/01/2020  05/29/2011(B)         20,014
-----------------------------------------------------------------------------------------------
     10,000  Martinez, CA Mtg.
             (Ridgecrest Apartments)(1)        5.625   07/01/2025  05/29/2011(B)         10,006
-----------------------------------------------------------------------------------------------

19 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                      COUPON     MATURITY    MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$    65,000  Maywood, CA Public Financing
             Authority(1)                      6.500%  09/01/2018  05/24/2013(B)    $    65,062
-----------------------------------------------------------------------------------------------
  1,045,000  Mendocino Coast, CA
             Healthcare District(1)            5.875   02/01/2020  05/29/2011(B)      1,045,930
-----------------------------------------------------------------------------------------------
     25,000  Menifee, CA Union School
             District Special Tax(1)           6.050   09/01/2026  10/15/2024(A)         23,986
-----------------------------------------------------------------------------------------------
    175,000  Mill Valley, CA COP (The
             Redwoods)                         5.750   12/01/2020  05/29/2011(B)        175,560
-----------------------------------------------------------------------------------------------
     10,000  Milpitas, CA Improvement
             Bond Act 1915(1)                  5.700   09/02/2018  10/12/2016(A)         10,074
-----------------------------------------------------------------------------------------------
     80,000  Modesto, CA Irrigation
             District COP(1)                   5.300   07/01/2022  05/29/2011(B)         80,215
-----------------------------------------------------------------------------------------------
  2,170,000  Modesto, CA Irrigation
             District COP(1)                   5.300   07/01/2022  05/29/2011(B)      2,175,837
-----------------------------------------------------------------------------------------------
     10,000  Monrovia, CA Redevel. Agency
             Public Parking Facilities(1)      5.200   04/01/2013  05/29/2011(B)         10,021
-----------------------------------------------------------------------------------------------
     10,000  Montclair, CA Redevel.
             Agency Mobile Home Park
             (Augusta Homes Villa Del
             Arroyo)(1)                        6.100   11/15/2037  09/06/2034(A)          9,145
-----------------------------------------------------------------------------------------------
     25,000  Montclair, CA Redevel.
             Agency Mobile Home Park
             (Hacienda Mobile Home
             Park)(1)                          6.000   11/15/2029  02/08/2027(A)         23,767
-----------------------------------------------------------------------------------------------
     20,000  Montclair, CA Redevel.
             Agency Mobile Home Park
             (Villa Mobile Home Park)(1)       6.100   06/15/2029  07/16/2023(A)         18,729
-----------------------------------------------------------------------------------------------
    415,000  Montebello, CA Community
             Redevel. Agency (Montebello
             Hills Redevel.)(1)                5.500   03/01/2014  09/01/2011(B)        416,461
-----------------------------------------------------------------------------------------------
     10,000  Montebello, CA Community
             Redevel. Agency (South
             Montebello)(1)                    5.500   09/01/2022  03/28/2021(A)          9,064
-----------------------------------------------------------------------------------------------
     65,000  Monterey, CA Joint Powers
             Financing Authority
             (Materials Recovery
             Facilities)                       5.600   03/01/2012  05/29/2011(B)         65,409
-----------------------------------------------------------------------------------------------
     50,000  Monterey, CA Joint Powers
             Financing Authority
             (Materials Recovery
             Facilities)(1)                    5.600   03/01/2013  05/29/2011(B)         50,424
-----------------------------------------------------------------------------------------------
     65,000  Monterey, CA Joint Powers
             Financing Authority
             (Materials Recovery
             Facilities)(1)                    5.700   03/01/2015  05/29/2011(B)         65,841
-----------------------------------------------------------------------------------------------
     20,000  Monterey, CA Joint Powers
             Financing Authority
             (Materials Recovery
             Facilities)(1)                    5.700   03/01/2016  05/29/2011(B)         20,306
-----------------------------------------------------------------------------------------------
     10,000  Moorpark, CA Mobile Home
             Park (VillaDel Arroyo)(1)         7.000   05/15/2020  05/28/2011(B)         10,005
-----------------------------------------------------------------------------------------------
     10,000  Moorpark, CA Special Tax
             Community Facilities
             District No.
             97-1(1)                           6.400   09/01/2017  09/01/2011(B)         10,030
-----------------------------------------------------------------------------------------------

20 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)


PRINCIPAL                                                          EFFECTIVE
AMOUNT                                      COUPON     MATURITY    MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$   140,000  Moorpark, CA Special Tax
             Community Facilities
             District No.
             97-1(1)                           6.700%  09/01/2027  09/13/2023(A)    $   133,837
-----------------------------------------------------------------------------------------------
    430,000  Moreno Valley, CA Unified
             School District Community
             Facilities District Special
             Tax No. 2003-2(1)                 5.950   09/01/2034  09/01/2011(B)        430,176
-----------------------------------------------------------------------------------------------
    400,000  Moreno Valley, CA Unified
             School District Community
             Facilities District Special
             Tax No. 2004-6(1)                 5.000   09/01/2022  09/25/2021(A)        373,964
-----------------------------------------------------------------------------------------------
     15,000  Morgan Hill, CA Improvement
             Bond Act 1915(1)                  5.600   09/02/2011     09/02/2011         15,141
-----------------------------------------------------------------------------------------------
    350,000  Mountain View, CA Shoreline
             Regional Park Community(1)        5.500   08/01/2013  05/29/2011(B)        350,424
-----------------------------------------------------------------------------------------------
    205,000  Mountain View, CA Shoreline
             Regional Park Community(1)        5.500   08/01/2021  05/12/2018(A)        202,204
-----------------------------------------------------------------------------------------------
     10,000  Murrieta County, CA Water
             District(1)                       6.500   10/01/2015  10/01/2011(B)         10,190
-----------------------------------------------------------------------------------------------
     30,000  Murrieta County, CA Water
             District Special Tax
             Community Facilities
             District No. 88-1(1)              6.700   12/01/2030  08/10/2023(A)         29,516
-----------------------------------------------------------------------------------------------
     10,000  Murrieta, CA Community
             Facilities District Special
             Tax (Blackmore Ranch)(1)          6.100   09/01/2034  09/24/2027(A)          8,826
-----------------------------------------------------------------------------------------------
     20,000  Murrieta, CA Community
             Facilities District Special
             Tax (Bluestone)(1)                6.300   09/01/2031  05/07/2029(A)         18,350
-----------------------------------------------------------------------------------------------
    105,000  Murrieta, CA Community
             Facilities District Special
             Tax (Murrieta Springs)(1)         5.500   09/01/2034  10/10/2032(A)         86,382
-----------------------------------------------------------------------------------------------
     50,000  Murrieta, CA Improvement
             Bond Act 1915(1)                  6.375   09/01/2031  04/02/2025(A)         47,304
-----------------------------------------------------------------------------------------------
     85,000  Murrieta, CA Water Public
             Financing Authority(1)            5.700   10/01/2021  10/01/2011(B)         86,546
-----------------------------------------------------------------------------------------------
     10,000  Needles, CA Public Utility
             Authority(1)                      6.350   02/01/2012  05/29/2011(B)         10,010
-----------------------------------------------------------------------------------------------
    230,000  Needles, CA Public Utility
             Authority(1)                      6.650   02/01/2032  02/12/2028(A)        213,256
-----------------------------------------------------------------------------------------------
  2,510,000  Northern CA Tobacco
             Securitization Authority
             (TASC)(1)                         4.750   06/01/2023  02/01/2016(A)      2,121,628
-----------------------------------------------------------------------------------------------
  1,820,000  Northern, CA Inyo County
             Local Hospital District(1)        5.000   12/01/2015  01/05/2014(A)      1,860,313
-----------------------------------------------------------------------------------------------
     35,000  Novato, CA GO(1)                  5.000   08/01/2012  05/29/2011(B)         35,119
-----------------------------------------------------------------------------------------------
    100,000  Novato, CA GO(1)                  5.250   08/01/2017  08/01/2011(B)        101,002
-----------------------------------------------------------------------------------------------
     30,000  Oakdale, CA Public Financing
             Authority Tax Allocation
             (Central City Redevel.)(1)        5.900   06/01/2014  06/01/2011(B)         30,039
-----------------------------------------------------------------------------------------------
     10,000  Oakdale, CA Public Financing
             Authority Tax Allocation
             (Central City Redevel.)(1)        6.000   06/01/2019     06/01/2019          9,955
-----------------------------------------------------------------------------------------------
     50,000  Oakdale, CA Public Financing
             Authority Tax Allocation
             (Central City Redevel.)(1)        6.100   06/01/2027  03/29/2024(A)         44,981
-----------------------------------------------------------------------------------------------

21 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                        COUPON   MATURITY    MATURITY*           VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$    25,000  Ontario, CA Improvement Bond
             Act 1915(1)                       6.800%  09/02/2013  09/02/2011(B)    $    25,243
-----------------------------------------------------------------------------------------------
     15,000  Orange County, CA
             Improvement Bond Act 1915(1)      5.500   09/02/2016  09/02/2011(B)         15,087
-----------------------------------------------------------------------------------------------
     10,000  Orange County, CA
             Improvement Bond Act 1915
             (Irvine Coast Assessment)(1)      5.375   09/02/2012  09/02/2011(B)         10,111
-----------------------------------------------------------------------------------------------
     20,000  Orange County, CA
             Improvement Bond Act 1915
             (Irvine Coast Assessment)(1)      5.850   09/02/2013  09/02/2011(B)         20,225
-----------------------------------------------------------------------------------------------
     55,000  Oroville, CA Hospital(1)          5.400   12/01/2022  05/29/2011(B)         55,014
-----------------------------------------------------------------------------------------------
  1,415,000  Oxnard, CA Harbor
             District(1)                       5.550   08/01/2013  08/01/2011(B)      1,430,622
-----------------------------------------------------------------------------------------------
     25,000  Oxnard, CA Improvement Bond
             Act 1915(1)                       5.625   09/02/2027  10/11/2025(A)         21,584
-----------------------------------------------------------------------------------------------
     10,000  Oxnard, CA Special Tax
             Community Facilities
             District No. 1(1)                 6.000   09/01/2027  04/14/2026(A)          9,539
-----------------------------------------------------------------------------------------------
     45,000  Pajaro Valley, CA Water
             Management Agency COP(1)          5.500   03/01/2018     03/01/2018         41,859
-----------------------------------------------------------------------------------------------
    500,000  Palm Springs, CA Airport
             Passenger Facilities (Palm
             Springs International
             Airport)(1)                       6.000   07/01/2018  08/10/2016(A)        471,100
-----------------------------------------------------------------------------------------------
    125,000  Palmdale, CA Community
             Facilities District Special
             Tax(1)                            5.400   09/01/2035  10/10/2033(A)         96,989
-----------------------------------------------------------------------------------------------
    700,000  Palmdale, CA Elementary
             School District Special Tax
             Community Facilities
             District No. 90-1(1)              5.700   08/01/2018  08/01/2011(B)        704,081
-----------------------------------------------------------------------------------------------
    100,000  Palo Alto, CA Improvement
             Bond Act 1915 (University
             Ave. Area)(1)                     5.100   09/02/2024     09/02/2024         86,740
-----------------------------------------------------------------------------------------------
    100,000  Palo Alto, CA Improvement
             Bond Act 1915 (University
             Ave. Area)(1)                     5.125   09/02/2025     09/02/2025         85,701
-----------------------------------------------------------------------------------------------
     45,000  Palo Alto, CA Improvement
             Bond Act 1915 (University
             Ave. Area)(1)                     5.700   09/02/2018  03/02/2014(B)         45,941
-----------------------------------------------------------------------------------------------
    100,000  Palomar Pomerado, CA Health
             System(1)                         5.375   11/01/2013  05/29/2011(B)        100,097
-----------------------------------------------------------------------------------------------
     25,000  Pasadena, CA Public
             Financing Authority (Orange
             Grove & Villa Parke)(1)           5.450   06/01/2012  06/01/2011(B)         25,042
-----------------------------------------------------------------------------------------------
    275,000  Perris, CA Community
             Facilities District Special
             Tax(1)                            6.375   09/01/2032  01/28/2029(A)        267,328
-----------------------------------------------------------------------------------------------
     60,000  Perris, CA Public Financing
             Authority(1)                      5.750   09/01/2024  10/15/2021(A)         58,577
-----------------------------------------------------------------------------------------------
    155,000  Perris, CA Public Financing
             Authority                         7.875   09/01/2025  05/29/2011(B)        155,189
-----------------------------------------------------------------------------------------------
     20,000  Perris, CA Public Financing
             Authority, Series A(1)            6.125   09/01/2034  10/01/2030(A)         18,606
-----------------------------------------------------------------------------------------------
     10,000  Petaluma, CA Improvement
             Bond Act 1915(1)                  6.000   09/02/2020  12/19/2018(A)          9,936
-----------------------------------------------------------------------------------------------
     60,000  Pittsburg, CA Improvement
             Bond Act 1915(1)                  6.300   09/02/2025  10/18/2023(A)         57,378
-----------------------------------------------------------------------------------------------

22 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                          EFFECTIVE
AMOUNT                                        COUPON   MATURITY    MATURITY*           VALUE
-----------------------------------------------------------------------------------------------
California Continued
-----------------------------------------------------------------------------------------------
$    10,000  Pittsburg, CA Improvement
             Bond Act 1915(1)                  6.350%  09/02/2031  05/11/2029(A)    $     8,932
-----------------------------------------------------------------------------------------------
     20,000  Pittsburg, CA Improvement
             Bond Act 1915 (San Marco
             Phase I)(1)                       6.350   09/02/2031  01/28/2028(A)         17,865
-----------------------------------------------------------------------------------------------
     50,000  Pittsburg, CA Infrastructure
             Financing Authority(1)            5.850   09/02/2015  05/29/2011(B)         50,049
-----------------------------------------------------------------------------------------------
     25,000  Pittsburg, CA Infrastructure
             Financing Authority, Series
             B(1)                              5.800   09/02/2014  05/29/2011(B)         25,036
-----------------------------------------------------------------------------------------------
    130,000  Pittsburg, CA Infrastructure
             Financing Authority, Series
             B(1)                              6.000   09/02/2024  02/04/2020(A)        122,260
-----------------------------------------------------------------------------------------------
    500,000  Pittsburg, CA Redevel.
             Agency (Los Medanos
             Community Devel.)                 5.850   08/01/2018  08/01/2011(B)        500,880
-----------------------------------------------------------------------------------------------
  4,550,000  Placentia, CA Redevel.
             Agency Tax Allocation(1)          7.750   02/01/2014  08/01/2011(B)      4,579,848
-----------------------------------------------------------------------------------------------
     10,000  Placer County, CA Community
             Facilities District(1)            6.500   09/01/2026  10/17/2024(A)          9,390
-----------------------------------------------------------------------------------------------
      5,000  Placer County, CA Community
             Facilities District Special
             Tax No. 2001-1 (Dry
             Creek)(1)                         5.700   09/01/2013  09/01/2011(B)          5,108
-----------------------------------------------------------------------------------------------
      5,000  Placer County, CA Community
             Facilities District Special
             Tax No. 2001-1 (Dry
             Creek)(1)                         6.300   09/01/2019  09/01/2012(B)          5,027
-----------------------------------------------------------------------------------------------
     10,000  Pleasant Hill, CA Special
             Tax Downtown Community
             Facilities District No. 1(1)      5.875   09/01/2025  03/30/2024(A)          9,307
-----------------------------------------------------------------------------------------------
     30,000  Port of Oakland, CA(1)            5.250   11/01/2027  05/26/2026(A)         28,066
-----------------------------------------------------------------------------------------------
    500,000  Port of Oakland, CA(1)            5.700   11/01/2019  05/29/2011(B)        500,355
-----------------------------------------------------------------------------------------------
  1,485,000  Port of Oakland, CA(1)            5.750   11/01/2014  05/29/2011(B)      1,488,490
-----------------------------------------------------------------------------------------------
    775,000  Port of Oakland, CA(1)            5.750   11/01/2016  05/29/2011(B)        776,287
-----------------------------------------------------------------------------------------------
  2,500,000  Port of Oakland, CA(1)            5.750   11/01/2020  05/29/2011(B)      2,501,525
-----------------------------------------------------------------------------------------------
    590,000  Port of Oakland, CA(1)            5.750   11/01/2021  05/29/2011(B)        590,289
-----------------------------------------------------------------------------------------------
     25,000  Port of Oakland, CA(1)            5.750   11/01/2022  05/29/2011(B)         25,009
-----------------------------------------------------------------------------------------------
  2,000,000  Port of Oakland, CA(1)            5.750   11/01/2029  01/27/2027(A)      1,960,960
-----------------------------------------------------------------------------------------------
  2,975,000  Port of Oakland, CA(1)            5.875   11/01/2017  05/29/2011(B)      2,978,987
-----------------------------------------------------------------------------------------------
    870,000  Port of Oakland, CA(1)            5.875   11/01/2030     11/01/2030        856,124
-----------------------------------------------------------------------------------------------
    110,000  Port Redwood City, CA GO(1)       5.400   06/01/2019  06/01/2011(B)        110,074
-----------------------------------------------------------------------------------------------
     50,000  Poway, CA Public Financing
             Authority (Water
             Services)(1)                      5.500   11/01/2015  05/29/2011(B)         50,060
-----------------------------------------------------------------------------------------------
    100,000  Poway, CA Unified School
-----------------------------------------------------------------------------------------------
             District(1)                       7.125   09/15/2026  09/15/2011(B)        104,175
-----------------------------------------------------------------------------------------------
    100,000  Poway, CA Unified School
             District(1)                       7.125   09/15/2027  09/15/2011(B)        103,587
-----------------------------------------------------------------------------------------------
    200,000  Poway, CA Unified School
             District(1)                       7.250   09/15/2028  09/15/2011(B)        207,982
-----------------------------------------------------------------------------------------------
    270,000  Poway, CA Unified School
             District(1)                       7.500   09/15/2032  09/15/2011(B)        278,589
-----------------------------------------------------------------------------------------------
  1,115,000  Poway, CA Unified School
             District Special Tax(1)           6.125   09/01/2033  08/11/2030(A)      1,063,442
-----------------------------------------------------------------------------------------------

23 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

   PRINCIPAL                                                                             EFFECTIVE
     AMOUNT                                                       COUPON     MATURITY    MATURITY*        VALUE
---------------------------------------------------------------------------------------------------------------------
California Continued
---------------------------------------------------------------------------------------------------------------------
$    30,000                        Poway, CA Unified School
                                   District Special Tax
                                   Community Facilities
                                   District No. 10(1)                5.750%  09/01/2032  03/01/2028(A)    $    27,195
---------------------------------------------------------------------------------------------------------------------
     25,000                        Poway, CA Unified School
                                   District Special Tax
                                   Community Facilities
                                   District No. 10(1)                5.950   09/01/2018  09/01/2011(B)         25,089
---------------------------------------------------------------------------------------------------------------------
     35,000                        Poway, CA Unified School
                                   District Special Tax
                                   Community Facilities
                                   District No. 10(1)                6.100   09/01/2031  03/25/2029(A)         33,429
---------------------------------------------------------------------------------------------------------------------
     10,000                        Rancho Cucamonga, CA Public
                                   Finance Authority(1)              6.000   09/02/2020  05/02/2018(A)          9,901
---------------------------------------------------------------------------------------------------------------------
     20,000                        Rancho Mirage, CA
                                   Improvement Bond Act 1915(1)      5.500   09/02/2024  05/03/2022(A)         17,361
---------------------------------------------------------------------------------------------------------------------
     30,000                        Rancho Mirage, CA
                                   Improvement Bond Act 1915(1)      5.750   09/02/2022  03/28/2021(A)         28,395
---------------------------------------------------------------------------------------------------------------------
     35,000                        Rancho Santa Fe, CA
                                   Community Services District
                                   Special Tax(1)                    6.600   09/01/2020  09/01/2011(B)         35,087
---------------------------------------------------------------------------------------------------------------------
    550,000                        Rancho Santa Fe, CA
                                   Community Services District
                                   Special Tax(1)                    6.700   09/01/2030  01/10/2028(A)        541,162
---------------------------------------------------------------------------------------------------------------------
     55,000                        Redding, CA Improvement Bond
                                   Act 1915 (Tierra Oaks
                                   Assessment District 1993-
                                   1)(1)                             7.000   09/02/2013  09/02/2011(B)         57,069
---------------------------------------------------------------------------------------------------------------------
     10,000                        Redlands, CA Community
                                   Facilities District(1)            5.850   09/01/2033  05/27/2031(A)          8,140
---------------------------------------------------------------------------------------------------------------------
     50,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.000   09/01/2016  03/16/2016(A)         50,369
---------------------------------------------------------------------------------------------------------------------
     25,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.050   09/01/2017     09/01/2017         24,811
---------------------------------------------------------------------------------------------------------------------
     65,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.125   09/01/2018     09/01/2018         63,539
---------------------------------------------------------------------------------------------------------------------
    100,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.200   09/01/2019     09/01/2019         96,005
---------------------------------------------------------------------------------------------------------------------
    100,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.250   09/01/2020     09/01/2020         94,483
---------------------------------------------------------------------------------------------------------------------
     50,000                        Rialto, CA Special Tax
                                   Community Facilities
                                   District No. 2006-1(1)            5.250   09/01/2021     09/01/2021         46,374
---------------------------------------------------------------------------------------------------------------------
    100,000                        Richmond, CA Redevel. Agency
                                   (Harbour Redevel.)                5.500   07/01/2018  05/29/2011(B)        100,307
---------------------------------------------------------------------------------------------------------------------
     80,000                        River Islands, CA Public
                                   Financing Authority(1)            6.000   09/01/2027  06/22/2024(A)         63,450
---------------------------------------------------------------------------------------------------------------------
    100,000                        River Islands, CA Public
                                   Financing Authority(1)            6.150   09/01/2035  06/24/2032(A)         73,574
---------------------------------------------------------------------------------------------------------------------
    250,000                        Riverside County, CA
                                   Community Facilities
                                   District Special Tax(1)           5.000   09/01/2012  09/01/2011(B)        257,303
---------------------------------------------------------------------------------------------------------------------
     15,000                        Riverside County, CA
                                   Community Facilities
                                   District Special Tax(1)           6.000   09/01/2030  05/01/2028(A)         12,455
---------------------------------------------------------------------------------------------------------------------

24 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

    PRINCIPAL                                                                    EFFECTIVE
     AMOUNT                                                COUPON    MATURITY    MATURITY*        VALUE
-------------------------------------------------------------------------------------------------------------
California Continued
-------------------------------------------------------------------------------------------------------------
$   150,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           87-1(1)                           5.100%  09/01/2013  09/01/2011(B)    $   155,363
-------------------------------------------------------------------------------------------------------------
    215,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           87-1(1)                           5.150   09/01/2014  09/01/2011(B)        222,413
-------------------------------------------------------------------------------------------------------------
    385,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           87-1(1)                           5.200   09/01/2015  09/01/2011(B)        397,763
-------------------------------------------------------------------------------------------------------------
    225,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           87-1(1)                           5.250   09/01/2016  09/01/2011(B)        232,238
-------------------------------------------------------------------------------------------------------------
    200,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           88-8(1)                           5.300   09/01/2011     09/01/2011        201,724
-------------------------------------------------------------------------------------------------------------
    210,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           88-8(1)                           5.350   09/01/2012     09/01/2012        215,989
-------------------------------------------------------------------------------------------------------------
    430,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           88-8(1)                           5.400   09/01/2013     09/01/2013        446,740
-------------------------------------------------------------------------------------------------------------
    450,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           88-8(1)                           5.450   09/01/2014     09/01/2014        469,265
-------------------------------------------------------------------------------------------------------------
    475,000                Riverside County, CA
                           Community Facilities
                           District Special Tax No.
                           88-8(1)                           5.500   09/01/2015     09/01/2015        493,691
-------------------------------------------------------------------------------------------------------------
    220,000                Riverside County, CA Public
                           Financing Authority(1)            5.250   10/01/2017  05/29/2011(B)        220,244
-------------------------------------------------------------------------------------------------------------
     35,000                Riverside County, CA Public
                           Financing Authority (Menifee
                           Village)(1)                       7.150   09/01/2011     09/01/2011         35,509
-------------------------------------------------------------------------------------------------------------
    465,000                Riverside County, CA Public
                           Financing Authority COP(1)        5.750   05/15/2019  10/02/2015(A)        415,064
-------------------------------------------------------------------------------------------------------------
     60,000                Riverside, CA Improvement
                           Bond Act 1915(1)                  8.250   09/02/2016  09/02/2011(B)         60,632
-------------------------------------------------------------------------------------------------------------
    200,000                Riverside, CA Improvement
                           Bond Act 1915 (Riverwalk
                           Business)(1)                      6.250   09/02/2029  10/09/2027(A)        190,962
-------------------------------------------------------------------------------------------------------------
      5,000                Riverside, CA Improvement
                           Bond Act 1915 (Sycamore
                           Canyon Assessment
                           District)(1)                      8.500   09/02/2012  09/02/2011(B)          5,085
-------------------------------------------------------------------------------------------------------------
     10,000                Riverside, CA Unified School
                           District(1)                       5.000   02/01/2027  02/01/2013(B)         10,036
-------------------------------------------------------------------------------------------------------------
    100,000                Riverside, CA Unified School
                           District(1)                       5.350   09/01/2024  03/04/2024(A)         92,336
-------------------------------------------------------------------------------------------------------------
     90,000                Riverside, CA Unified School
                           District(1)                       5.450   09/01/2025  10/11/2023(A)         82,886
-------------------------------------------------------------------------------------------------------------
    100,000                Riverside, CA Unified School
                           District(1)                       5.500   09/01/2034  10/11/2032(A)         83,866
-------------------------------------------------------------------------------------------------------------

25 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

    PRINCIPAL                                                                   EFFECTIVE
     AMOUNT                                               COUPON   MATURITY     MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------
$    80,000             Riverside, CA Unified School
                        District(1)                       5.700%  09/01/2034  01/13/2031(A)    $    68,084
----------------------------------------------------------------------------------------------------------
     10,000             Riverside, CA Unified School
                        District(1)                       6.000   09/01/2029  05/25/2023(A)          9,447
----------------------------------------------------------------------------------------------------------
     25,000             Romoland, CA School District
                        Special Tax(1)                    6.000   09/01/2033  11/10/2029(A)         22,770
----------------------------------------------------------------------------------------------------------
     50,000             Romoland, CA School District
                        Special Tax(1)                    6.375   09/01/2033  11/24/2026(A)         47,681
----------------------------------------------------------------------------------------------------------
     50,000             Romoland, CA School District
                        Special Tax(1)                    6.375   09/01/2033  06/05/2031(A)         47,681
----------------------------------------------------------------------------------------------------------
     10,000             Roseville, CA Special Tax
                        Community Facilities
                        District No. 1 (Westpark)(1)      4.300   09/01/2012     09/01/2012         10,188
----------------------------------------------------------------------------------------------------------
     25,000             Sacramento County, CA COP(1)      5.375   02/01/2019  07/29/2011(B)         25,000
----------------------------------------------------------------------------------------------------------
  1,000,000             Sacramento County, CA Hsg.
                        Authority (Cottage Estates
                        Apartments)(1)                    6.000   02/01/2033  12/21/2024(A)        952,920
----------------------------------------------------------------------------------------------------------
  1,500,000             Sacramento County, CA Hsg.
                        Authority (Verandas
                        Apartments Senior
                        Community)(1)                     5.700   03/01/2034  09/01/2012(B)      1,506,375
----------------------------------------------------------------------------------------------------------
    265,000             Sacramento, CA City
                        Financing Authority(1)            5.250   05/01/2015  05/29/2011(B)        265,032
----------------------------------------------------------------------------------------------------------
    500,000             Sacramento, CA City
                        Financing Authority
                        (California EPA Building)         5.250   05/01/2019  05/29/2011(B)        500,660
----------------------------------------------------------------------------------------------------------
     10,000             Sacramento, CA Improvement
                        Bond Act 1915 (Citywide
                        Landscaping & Lighting)(1)        5.500   09/02/2016  05/29/2011(B)         10,019
----------------------------------------------------------------------------------------------------------
     70,000             Sacramento, CA Special
                        Tax(1)                            5.700   12/01/2020  06/01/2011(B)         70,309
----------------------------------------------------------------------------------------------------------
  1,470,000             Sacramento, CA Special Tax
                        (North Natomas Community
                        Facilities)(1)                    5.700   09/01/2023  07/02/2019(A)      1,442,585
----------------------------------------------------------------------------------------------------------
     30,000             Sacramento, CA Special Tax
                        (North Natomas Community
                        Facilities)(1)                    6.300   09/01/2026  09/01/2011(B)         30,004
----------------------------------------------------------------------------------------------------------
    510,000             Saddleback Valley, CA
                        Unified School District(1)        5.650   09/01/2017  05/29/2011(B)        511,652
----------------------------------------------------------------------------------------------------------
     95,000             Salida, CA Public Facilities
                        Financing Agency(1)               5.250   09/01/2028  05/29/2011(B)         95,196
----------------------------------------------------------------------------------------------------------
    300,000             Salida, CA Public Facilities
                        Financing Agency Community
                        Facilities District Special
                        Tax(1)                            5.250   09/01/2018  05/29/2011(B)        300,834
----------------------------------------------------------------------------------------------------------
    180,000             Salinas Valley, CA Solid
                        Waste Authority(1)                5.625   08/01/2015  08/01/2012(B)        182,866
----------------------------------------------------------------------------------------------------------
  1,000,000             Salinas Valley, CA Solid
                        Waste Authority(1)                5.625   08/01/2018  08/01/2012(B)      1,005,050
----------------------------------------------------------------------------------------------------------
    100,000             Salinas, CA Improvement Bond
                        Act 1915(1)                       5.450   09/02/2013     09/02/2013        103,029
----------------------------------------------------------------------------------------------------------
     50,000             Salinas, CA Improvement Bond
                        Act 1915 (Bella Vista)(1)         5.500   09/02/2013  09/02/2011(B)         51,774
----------------------------------------------------------------------------------------------------------

26 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

  PRINCIPAL                                                                   EFFECTIVE
   AMOUNT                                               COUPON    MATURITY    MATURITY*        VALUE
---------------------------------------------------------------------------------------------------------
California Continued
---------------------------------------------------------------------------------------------------------

$ 120,000                    Salinas, CA Redevel.
                             Agency Tax Allocation
                             (Central City
                             Revitalization)(1)         5.500%    11/01/2023  05/29/2011(B)    $  120,353
---------------------------------------------------------------------------------------------------------
  145,000                    San Bernardino County,
                             CA (Single Family
                             Mtg.)                      5.376(2)  05/01/2031  09/26/2014(A)        44,905
---------------------------------------------------------------------------------------------------------
   75,000                    San Bernardino County,
                             CA COP (Medical
                             Center Financing)(1)         5.250   08/01/2016  05/29/2011(B)        75,094
---------------------------------------------------------------------------------------------------------
   90,000                    San Bernardino County,
                             CA Hsg. Authority
                             (Friendly Village
                             Mobile Home Park
                             Corp.)(1)                    6.700   03/20/2043  02/01/2018(B)        94,265
---------------------------------------------------------------------------------------------------------
   60,000                    San Bernardino County,
                             CA Hsg. Authority
                             (Glen Aire Mobile Home
                             Park)(1)                     6.700   12/20/2041  11/20/2011(B)        63,320
---------------------------------------------------------------------------------------------------------
   75,000                    San Bernardino, CA
                             Joint Powers Financing
                             Authority (California
                             Dept. of
                             Transportation Lease)(1)     5.500   12/01/2020  05/29/2011(B)        75,081
---------------------------------------------------------------------------------------------------------
  110,000                    San Bernardino, CA
                             Joint Powers Financing
                             Authority (California
                             Dept. of
                             Transportation Lease)(1)     5.500   12/01/2020  05/29/2011(B)       110,069
---------------------------------------------------------------------------------------------------------
   55,000                    San Bernardino, CA
                             Joint Powers Financing
                             Authority (City
                             Hall)(1)                     5.600   01/01/2015  05/29/2011(B)        55,128
---------------------------------------------------------------------------------------------------------
  135,000                    San Bernardino, CA
                             Joint Powers Financing
                              Authority (Police
                             Station)(1)                  5.500   09/01/2024  03/27/2023(A)       125,916
---------------------------------------------------------------------------------------------------------
  150,000                    San Bernardino, CA
                             Joint Powers Financing
                             Authority (Tax
                             Allocation)(1)               6.625   04/01/2026  07/07/2023(A)       142,179
---------------------------------------------------------------------------------------------------------
  685,000                    San Bernardino, CA
                             Mountains Community
                             Hospital District COP        5.000   02/01/2017  03/08/2015(A)       594,162
---------------------------------------------------------------------------------------------------------
   30,000                    San Bernardino, CA
                             Redevel. Agency
                             (Ramona Senior
                             Complex)(1)                  7.875   07/01/2025  11/07/2019(A)        28,256
---------------------------------------------------------------------------------------------------------
2,250,000                    San Diego County, CA
                             (Developmental
                             Services Foundation)
                             COP(1)                       5.500   09/01/2017  09/01/2012(B)     2,287,845
---------------------------------------------------------------------------------------------------------
   30,000                    San Diego, CA
                             Convention Center(1)         5.250   04/01/2015  05/29/2011(B)        30,051
---------------------------------------------------------------------------------------------------------
   50,000                    San Diego, CA
                             Convention Center
                             Expansion Financing
                             Authority(1)                 5.250   04/01/2013  05/29/2011(B)        50,108
---------------------------------------------------------------------------------------------------------
  150,000                    San Diego, CA Mtg.
                             (Mariners Cove)(1)           5.800   09/01/2015  05/29/2011(B)       150,360
---------------------------------------------------------------------------------------------------------
   10,000                    San Diego, CA Redevel.
                             Agency                       6.000   11/01/2015  05/29/2011(B)        10,035
---------------------------------------------------------------------------------------------------------
   25,000                    San Diego, CA Redevel.
                             Agency (Centre City)(1)      5.350   09/01/2024  03/26/2023(A)        23,277
---------------------------------------------------------------------------------------------------------
  105,000                    San Diego, CA Redevel.
                             Agency (Mt. Hope
                             Redevel.)(1)                 5.875   10/01/2019  05/29/2011(B)       105,347
---------------------------------------------------------------------------------------------------------
   50,000                    San Diego, CA Redevel.
                             Agency (North Bay
                             Redevel.)(1)                 5.800   09/01/2022     09/01/2022        49,885
---------------------------------------------------------------------------------------------------------
  300,000                    San Diego, CA Redevel
                             Agency (North Bay
                             Redevel.)(1)                 5.875   09/01/2030     09/01/2030       290,220
---------------------------------------------------------------------------------------------------------
   25,000                    San Diego, CA Redevel.
                             Agency Tax Allocation
                             (North Park Redevel.)(1)     5.900   09/01/2030  05/29/2011(B)        25,001
---------------------------------------------------------------------------------------------------------

27 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

       PRINCIPAL                                                                   EFFECTIVE
        AMOUNT                                              COUPON    MATURITY     MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------
California Continued

 $     70,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.000%  05/01/2021  05/29/2011(B)    $   70,029
----------------------------------------------------------------------------------------------------------
      275,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.000   05/01/2022  05/29/2011(B)       275,080
----------------------------------------------------------------------------------------------------------
      100,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.000   05/01/2023  05/29/2011(B)       100,018
----------------------------------------------------------------------------------------------------------
       78,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.000   05/01/2025  05/14/2024(A)        77,495
----------------------------------------------------------------------------------------------------------
       30,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.125   05/01/2021  05/29/2011(B)        30,018
----------------------------------------------------------------------------------------------------------
      185,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.250   01/01/2026     01/01/2026       177,226
----------------------------------------------------------------------------------------------------------
       25,000             San Francisco, CA City &
                          County Airports
                          Commission(1)                    5.500   05/01/2016  05/01/2012(B)        25,870
----------------------------------------------------------------------------------------------------------
       10,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.000   01/01/2014  05/29/2011(B)        10,015
----------------------------------------------------------------------------------------------------------
      285,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.125   01/01/2017  05/29/2011(B)       285,274
----------------------------------------------------------------------------------------------------------
       55,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.250   01/01/2020  05/29/2011(B)        55,020
----------------------------------------------------------------------------------------------------------
       40,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.250   01/01/2021  05/29/2011(B)        40,009
----------------------------------------------------------------------------------------------------------
       50,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.250   01/01/2027     01/01/2027        47,362
----------------------------------------------------------------------------------------------------------
      490,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            6.125   01/01/2027  05/29/2011(B)       490,348
----------------------------------------------------------------------------------------------------------
    1,500,000             San Francisco, CA City &
                          County Airports Commission
                          (SFO Fuel Company)(1)            5.250   01/01/2019  05/29/2011(B)     1,500,840
----------------------------------------------------------------------------------------------------------
       45,000             San Francisco, CA City &
                          County Improvement Bond Act
                          1915(1)                          6.850   09/02/2026  01/17/2021(A)        46,368
----------------------------------------------------------------------------------------------------------
       25,000             San Francisco, CA City &
                          County Parking Authority
                          (Parking Meter)(1)               5.000   06/01/2018  05/29/2011(B)        25,066
----------------------------------------------------------------------------------------------------------
       90,000             San Francisco, CA City &
                          County Redevel. Agency
                          (South Beach)(1)                 5.700   03/01/2029  05/29/2011(B)        90,057
----------------------------------------------------------------------------------------------------------
       25,000             San Joaquin County, CA
                          Community Facilities
                          District Special Tax (Delta
                          Farms)(1)                        6.125   09/01/2024  06/24/2021(A)        22,898
----------------------------------------------------------------------------------------------------------
       50,000             San Jose, CA Airport             5.250   03/01/2018  05/29/2011(B)        50,064
----------------------------------------------------------------------------------------------------------
       20,000             San Jose, CA Improvement
                          Bond Act 1915(1)                 5.600   09/02/2016  09/02/2011(B)        20,642
----------------------------------------------------------------------------------------------------------

28 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

   PRINCIPAL                                                                     EFFECTIVE
    AMOUNT                                                COUPON    MATURITY     MATURITY*       VALUE
----------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------
     25,000              San Jose, CA Improvement
                         Bond Act 1915(1)                  5.700%  09/02/2018     09/02/2018    $   25,411
----------------------------------------------------------------------------------------------------------
     95,000              San Jose, CA Improvement
                         Bond Act 1915(1)                  5.750   09/02/2019     09/02/2019        95,179
----------------------------------------------------------------------------------------------------------
     60,000              San Jose, CA Improvement
                         Bond Act 1915(1)                  5.750   09/02/2020     09/02/2020        59,186
----------------------------------------------------------------------------------------------------------
    260,000              San Jose, CA Multifamily
                         Hsg. (Almaden Senior Hsg.
                         Partners)(1)                      5.350   07/15/2034  03/19/2016(B)       267,301
----------------------------------------------------------------------------------------------------------
     30,000              San Jose, CA Multifamily
                         Hsg. (El Parador
                         Apartments)(1)                    6.100   01/01/2031  03/11/2023(A)        26,784
----------------------------------------------------------------------------------------------------------
    325,000              San Jose, CA Multifamily
                         Hsg. (Sixth & Martha Family
                         Apartments)(1)                    5.875   03/01/2033  03/01/2012(B)       326,472
----------------------------------------------------------------------------------------------------------
     20,000              San Jose, CA Redevel.
                         Agency(1)                         5.500   08/01/2014  05/29/2011(B)        20,018
----------------------------------------------------------------------------------------------------------
     10,000              San Jose, CA Redevel.
                         Agency(1)                         5.500   08/01/2016  05/29/2011(B)        10,007
----------------------------------------------------------------------------------------------------------
     95,000              San Jose, CA Redevel.
                         Agency(1)                         5.750   08/01/2017  08/01/2011(B)        95,230
----------------------------------------------------------------------------------------------------------
      5,000              San Jose, CA Redevel. Agency
                         Tax Allocation(1)                 5.600   08/01/2019  05/29/2011(B)         5,001
----------------------------------------------------------------------------------------------------------
    200,000              San Marcos, CA Public
                         Facilities Authority(1)           5.800   09/01/2018  09/01/2011(B)       200,512
----------------------------------------------------------------------------------------------------------
     35,000              San Marcos, CA Redevel.
                         Agency Tax Allocation
                         (Affordable Hsg.)(1)              5.650   10/01/2028  09/29/2011(B)        34,999
----------------------------------------------------------------------------------------------------------
     20,000              San Mateo, CA Sewer(1)            5.000   08/01/2028  05/11/2011(B)        20,032
----------------------------------------------------------------------------------------------------------
     25,000              San Mateo, CA Sewer(1)            5.500   08/01/2014  05/11/2011(B)        25,090
----------------------------------------------------------------------------------------------------------
   1715,000              Santa Clara County, CA Hsg.
                         Authority (John Burns
                         Gardens Apartments)(1)            5.850   08/01/2031  04/24/2027(A)     1,619,132
----------------------------------------------------------------------------------------------------------
     80,000              Santa Clara County, CA Hsg.
                         Authority (Rivertown
                         Apartments)(1)                    5.700   08/01/2021  02/01/2013(B)        80,124
----------------------------------------------------------------------------------------------------------
     75,000              Santa Clara, CA Redevel.
                         Agency Tax Allocation
                         (Bayshore North)(1)               5.000   06/01/2015  06/01/2011(B)        75,041
----------------------------------------------------------------------------------------------------------
     50,000              Santa Clara, CA Redevel.
                         Agency Tax Allocation
                         (Bayshore North)(1)               5.250   06/01/2018  06/01/2011(B)        50,004
----------------------------------------------------------------------------------------------------------
     35,000              Santa Cruz County, CA Hsg.
                         Authority (Northgate
                         Apartments)(1)                    5.350   07/20/2022  07/20/2011(B)        35,050
----------------------------------------------------------------------------------------------------------
     85,000              Santa Fe Springs, CA
                         Community Devel. Commission
                         Tax Allocation(1)                 5.375   09/01/2018  09/01/2011(B)        85,069
----------------------------------------------------------------------------------------------------------
    800,000              Santa Fe Springs, CA
                         Community Devel. Commission
                         Tax Allocation(1)                 5.375   09/01/2021     09/01/2021       780,928
----------------------------------------------------------------------------------------------------------
     20,000              Santa Margarita, CA Water
                         District Special Tax
                         Facilities District No.
                         99-1(1)                           6.200   09/01/2020  09/01/2011(B)        20,048
----------------------------------------------------------------------------------------------------------
   1100,000              Santa Margarita, CA Water
                         District Special Tax
                         Facilities District No.
                         99-1(1)                           6.250   09/01/2029  03/29/2026(A)     1,081,058
----------------------------------------------------------------------------------------------------------
     25,000              Santa Maria, CA COP(1)            5.500   08/01/2021  05/14/2018(A)        24,349
----------------------------------------------------------------------------------------------------------
     25,000              Santa Nella County, CA Water
                         District(1)                       6.250   09/02/2028  10/10/2021(A)        22,967
----------------------------------------------------------------------------------------------------------

29 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

     PRINCIPAL                                                                  EFFECTIVE
       AMOUNT                                            COUPON   MATURITY      MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------
California Continued
----------------------------------------------------------------------------------------------------------
 $   20,000              Santa Rosa, CA Improvement
                         Bond Act 1915 (Nielson
                         Ranch)(1)                         6.700%  09/02/2022  03/02/2014(B)    $   20,193
----------------------------------------------------------------------------------------------------------
     45,000              Santaluz, CA Special Tax
                         Community Facilities
                         District No. 2(1)                 5.500   09/01/2030  04/27/2028(A)        41,475
----------------------------------------------------------------------------------------------------------
    845,000              Santaluz, CA Special Tax
                         Community Facilities
                         District No. 2(1)                 6.375   09/01/2030  09/01/2011(B)       845,507
----------------------------------------------------------------------------------------------------------
     50,000              Saugus/Hart, CA School
                         Facilities Financing
                         Authority(1)                      6.100   09/01/2032  09/01/2011(B)        50,062
----------------------------------------------------------------------------------------------------------
  2,040,000              Saugus/Hart, CA School
                         Facilities Financing
                         Authority(1)                      6.125   09/01/2033  09/01/2011(B)     2,042,366
----------------------------------------------------------------------------------------------------------
    115,000              Scotts Valley, CA Special
                         Tax(1)                            5.200   09/01/2028  04/25/2026(A)       108,408
----------------------------------------------------------------------------------------------------------
  1,390,000              Selma, CA Redevel. Agency(1)      5.750   09/01/2024     09/01/2024     1,254,155
----------------------------------------------------------------------------------------------------------
     15,000              Sequoia, CA Hospital
                         District(1)                       5.375   08/15/2023  05/29/2011(B)        16,166
----------------------------------------------------------------------------------------------------------
    110,000              Shafter, CA Community Devel.
                         Agency Tax Allocation(1)          5.000   11/01/2013     11/01/2013       112,545
----------------------------------------------------------------------------------------------------------
    100,000              Shafter, CA Community Devel.
                         Agency Tax Allocation(1)          5.250   11/01/2017     11/01/2017        98,433
----------------------------------------------------------------------------------------------------------
    100,000              Shafter, CA Community Devel.
                         Agency Tax Allocation(1)          5.300   11/01/2018     11/01/2018        96,192
----------------------------------------------------------------------------------------------------------
    100,000              Shafter, CA Community Devel.
                         Agency Tax Allocation(1)          5.350   11/01/2019     11/01/2019        94,749
----------------------------------------------------------------------------------------------------------
    100,000              Shafter, CA Community Devel.
                         Agency Tax Allocation(1)          5.375   11/01/2020     11/01/2020        92,986
----------------------------------------------------------------------------------------------------------
     65,000              South Orange County, CA
                         Public Financing Authority        5.375   08/15/2013  05/29/2011(B)        65,224
----------------------------------------------------------------------------------------------------------
     25,000              Southern CA Public Power
                         Authority(1)                      5.500   07/01/2020  05/29/2011(B)        25,084
----------------------------------------------------------------------------------------------------------
  7,340,000              Southern CA Tobacco
                         Securitization Authority(1)       4.750   06/01/2025  12/23/2014(A)     6,147,984
----------------------------------------------------------------------------------------------------------
  4,235,000              Southern CA Tobacco
                         Securitization Authority
                         (TASC)(1)                         5.000   06/01/2037  06/22/2026(A)     2,749,447
----------------------------------------------------------------------------------------------------------
    125,000              Spreckels, CA Union School
                         District                          6.125   08/01/2017  05/29/2011(B)       125,579
----------------------------------------------------------------------------------------------------------
    200,000              Stockton, CA COP (Wastewater
                         System)(1)                        5.125   09/01/2016  05/29/2011(B)       200,164
----------------------------------------------------------------------------------------------------------
     30,000              Stockton, CA Improvement
                         Bond Act 1915(1)                  5.800   09/02/2020  09/02/2011(B)        29,996
----------------------------------------------------------------------------------------------------------
      5,000              Susanville, CA Public
                         Financing Authority(1)            7.750   09/01/2017  05/29/2011(B)         5,017
----------------------------------------------------------------------------------------------------------
    100,000              Taft, CA Public Financing
                         Authority (Community
                         Correctional Facility)(1)         6.050   01/01/2017  05/29/2011(B)       100,202
----------------------------------------------------------------------------------------------------------
     15,000              Tejon Ranch, CA Public
                         Facilities Finance
                         Authority(1)                      7.200   09/01/2030  03/01/2013(B)        15,011
----------------------------------------------------------------------------------------------------------
    725,000              Tejon Ranch, CA Public
                         Facilities Finance Authority
                         Special Tax (Community
                         Facilities District
                         No. 1)(1)                         7.200   09/01/2030  02/18/2013(B)       725,515
----------------------------------------------------------------------------------------------------------

30 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

    PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                                      COUPON     MATURITY     MATURITY*         VALUE
------------------------------------------------------------------------------------------------------------------
California Continued
------------------------------------------------------------------------------------------------------------------
$     30,000                     Temecula Valley, CA Unified
                                 School District Community
                                 Facilities District No. 02-
                                 1(1)                              6.125%  09/01/2033  10/15/2031(A)    $   27,241
------------------------------------------------------------------------------------------------------------------
     905,000                     Temecula, CA Public
                                 Financing Authority
                                 Community Facilities
                                 District (Roripaugh)(1)           4.650   09/01/2011     09/01/2011       889,525
------------------------------------------------------------------------------------------------------------------
     175,000                     Torrance, CA Hospital
                                 (Torrance Memorial Medical
                                 Center)(1)                        6.000   06/01/2022  06/01/2011(B)       177,275
------------------------------------------------------------------------------------------------------------------
      20,000                     Torrance, CA Redevel. Agency
                                 (Downtown Redevel.)(1)            5.550   09/01/2018  05/29/2011(B)        20,004
------------------------------------------------------------------------------------------------------------------
     260,000                     Tracy, CA Area Public
                                 Facilities Financing
                                 Agency(1)                         5.875   10/01/2013  10/01/2011(B)       263,047
------------------------------------------------------------------------------------------------------------------
   1,430,000                     Tracy, CA Area Public
                                 Facilities Financing
                                 Agency(1)                         5.875   10/01/2019  10/01/2011(B)     1,434,505
------------------------------------------------------------------------------------------------------------------
      50,000                     Tracy, CA Community
                                 Facilities District(1)            5.400   09/01/2015  09/02/2011(B)        50,345
------------------------------------------------------------------------------------------------------------------
      50,000                     Tracy, CA Community
                                 Facilities District(1)            6.100   09/01/2015  09/01/2011(B)        50,333
------------------------------------------------------------------------------------------------------------------
      50,000                     Tracy, CA Community
                                 Facilities District(1)            6.300   09/01/2026  11/12/2020(A)        49,655
------------------------------------------------------------------------------------------------------------------
      10,000                     Tracy, CA Community
                                 Facilities District(1)            6.500   09/01/2020  09/01/2011(B)        10,028
------------------------------------------------------------------------------------------------------------------
      25,000                     Tracy, CA Community
                                 Facilities District (205
                                 Parcel Glen)(1)                   6.250   09/01/2032  05/08/2030(A)        23,487
------------------------------------------------------------------------------------------------------------------
   1,095,000                     Tracy, CA Community
                                 Facilities District (South
                                 Mac Arthur Area)(1)               6.000   09/01/2027  09/02/2011(B)     1,096,128
------------------------------------------------------------------------------------------------------------------
      30,000                     Tracy, CA Community
                                 Facilities District (South
                                 Mac Arthur Area)(1)               6.300   09/01/2017  09/01/2011(B)        30,150
------------------------------------------------------------------------------------------------------------------
      35,000                     Tracy, CA Improvement Bond
                                 Act 1915(1)                       5.700   09/02/2023  08/17/2019(A)        33,842
------------------------------------------------------------------------------------------------------------------
      75,000                     Tracy, CA Operating
                                 Partnership Joint Powers
                                 Authority(1)                      6.100   09/02/2021  03/02/2013(B)        75,419
------------------------------------------------------------------------------------------------------------------
      30,000                     Truckee-Donner, CA Public
                                 Utility District Special
                                 Tax(1)                            5.800   09/01/2035  05/26/2033(A)        22,660
------------------------------------------------------------------------------------------------------------------
      75,000                     Truckee-Donner, CA Public
                                 Utility District Special
                                 Tax(1)                            6.000   09/01/2028  06/07/2026(A)        62,774
------------------------------------------------------------------------------------------------------------------
      20,000                     Truckee-Donner, CA Public
                                 Utility District Special
                                 Tax(1)                            6.100   09/01/2033  11/01/2031(A)        16,001
------------------------------------------------------------------------------------------------------------------
     750,000                     Turlock, CA Health Facility
                                 (Emanuel Medical Center)
                                 COP(1)                            5.000   10/15/2017  10/27/2016(A)       758,235
------------------------------------------------------------------------------------------------------------------
     210,000                     Upland, CA Community
                                 Facilities District Special
                                 Tax (Colonies at San
                                 Antonio)(1)                       5.900   09/01/2024  02/09/2021(A)       205,808
------------------------------------------------------------------------------------------------------------------
      20,000                     Vacaville, CA Improvement
                                 Bond Act 1915 (East Monte
                                 Vista Avenue)(1)                  5.850   09/02/2016  07/01/2012(B)        20,227
------------------------------------------------------------------------------------------------------------------

31 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

 PRINCIPAL                                                      EFFECTIVE
    AMOUNT                                  COUPON  MATURITY     MATURITY*             VALUE
--------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------
 $  10,000 Vacaville, CA Improvement
           Bond Act 1915 (Green Tree
           Reassessment District)(1)         6.300%  09/02/2013  09/02/2011(B)    $   10,285
--------------------------------------------------------------------------------------------
  195,000  Vacaville, CA Public
           Financing Authority(1)            5.400   09/01/2022  05/29/2011(B)       195,031
--------------------------------------------------------------------------------------------
  175,000  Vacaville, CA Redevel.
           Agency (Vacaville Community
           Hsg.)(1)                          6.000   11/01/2024  11/01/2011(B)       175,681
--------------------------------------------------------------------------------------------
  275,000  Val Verde, CA Unified School
           District(1)                       6.125   09/01/2034  06/25/2031(A)       243,480
--------------------------------------------------------------------------------------------
   25,000  Vallejo, CA Public Financing
           Authority, Series A(1)            7.500   09/01/2020  09/01/2011(B)        25,079
--------------------------------------------------------------------------------------------
   40,000  Vallejo, CA Quadrant
           Improvement District No.
           001(1)                            6.000   09/01/2017  09/01/2015(B)        40,559
--------------------------------------------------------------------------------------------
   30,000  Vallejo, CA Quadrant
           Improvement District No.
           001(1)                            6.000   09/01/2026  05/03/2024(A)        26,559
--------------------------------------------------------------------------------------------
   40,000  Vallejo, CA Quadrant
           Improvement District No.
           001(1)                            6.125   09/01/2034  06/24/2031(A)        32,956
--------------------------------------------------------------------------------------------
   25,000  Valley Center-Pauma, CA
           Unified School District
           (Woods Valley Ranch)(1)           5.500   09/01/2019     09/01/2019        24,283
--------------------------------------------------------------------------------------------
   10,000  Valley Center-Pauma, CA
           Unified School District
           (Woods Valley Ranch)(1)           6.000   09/01/2025     09/01/2025         9,334
--------------------------------------------------------------------------------------------
   20,000  Valley Center-Pauma, CA
           Unified School District
           (Woods Valley Ranch)(1)           6.000   09/01/2028  09/16/2027(A)        17,517
--------------------------------------------------------------------------------------------
1,825,000  Ventura County, CA Area Hsg.
           Authority (Mira Vista Senior
           Apartments)(1)                    5.000   12/01/2022  06/15/2019(A)     1,540,939
--------------------------------------------------------------------------------------------
   20,000  Ventura County, CA Area Hsg.
           Authority (Mira Vista Senior
           Apartments)(1)                    5.050   12/01/2026  03/28/2025(A)        15,980
--------------------------------------------------------------------------------------------
  145,000  Victor, CA Elementary School
           District(1)                       5.600   09/01/2034  04/06/2033(A)       117,801
--------------------------------------------------------------------------------------------
   60,000  Vista, CA Joint Powers
           Financing Authority(1)            6.100   10/01/2021  10/01/2011(B)        60,199
--------------------------------------------------------------------------------------------
    5,000  Vista, CA Joint Powers
           Financing Authority(1)            6.250   12/01/2019  06/01/2011(B)         5,007
--------------------------------------------------------------------------------------------
  295,000  Walnut, CA Unified School
           District(1)                       7.200   02/01/2016  08/01/2011(B)       308,597
--------------------------------------------------------------------------------------------
   15,000  Wasco, CA Improvement Bond
           Act 1915(1)                       8.750   09/02/2013  09/02/2011(B)        15,693
--------------------------------------------------------------------------------------------
   15,000  Wasco, CA Public Financing
           Authority                         7.350   09/15/2015  05/29/2011(B)        15,031
--------------------------------------------------------------------------------------------
   10,000  Wasco, CA Public Financing
           Authority(1)                      7.500   09/15/2023  05/29/2011(B)        10,005
--------------------------------------------------------------------------------------------
  100,000  West Covina, CA Redevel.
           Agency Tax Allocation
           (Executive Lodge
           Apartments)(1)                    5.100   09/01/2014  05/29/2011(B)       100,096
--------------------------------------------------------------------------------------------

32 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

PRINCIPAL                                                           EFFECTIVE
   AMOUNT                                    COUPON    MATURITY      MATURITY*         VALUE
--------------------------------------------------------------------------------------------
California Continued
--------------------------------------------------------------------------------------------
 $ 20,000  West Patterson, CA Financing
           Authority Special Tax(1)            5.850%  09/01/2028  10/30/2026(A)    $ 16,706
--------------------------------------------------------------------------------------------
   10,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.000   09/01/2019     09/01/2019       9,731
--------------------------------------------------------------------------------------------
   15,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.000   09/01/2039  05/18/2035(A)      11,586
--------------------------------------------------------------------------------------------
  165,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.600   09/01/2033  12/17/2030(A)     142,789
--------------------------------------------------------------------------------------------
   25,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.700   09/01/2032  04/27/2028(A)      22,066
--------------------------------------------------------------------------------------------
    5,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.750   09/01/2035  09/01/2017(A)       4,348
--------------------------------------------------------------------------------------------
  100,000  West Patterson, CA Financing
           Authority Special Tax(1)            6.750   09/01/2036  09/09/2027(A)      86,405
--------------------------------------------------------------------------------------------
   10,000  West Patterson, CA Financing
           Authority Special Tax
           Community Facilities
           District(1)                         5.600   09/01/2019     09/01/2019       9,450
--------------------------------------------------------------------------------------------
   60,000  West Sacramento, CA
           Financing Authority Special
           Tax(1)                              6.100   09/01/2029  02/15/2026(A)      56,345
--------------------------------------------------------------------------------------------
    5,000  West Sacramento, CA
           Improvement Bond Act 1915(1)        8.500   09/02/2017  09/02/2011(B)       5,167
--------------------------------------------------------------------------------------------
  250,000  West Sacramento, CA Special
           Tax Community Facilities
           District No. 12(1)                  5.750   09/01/2029  08/17/2025(A)     219,140
--------------------------------------------------------------------------------------------
   50,000  West Sacramento, CA Special
           Tax Community Facilities
           District No. 14(1)                  6.125   09/01/2021  11/30/2018(A)      49,637
--------------------------------------------------------------------------------------------
   10,000  West Sacramento, CA Special
           Tax Community Facilities
           District No. 17(1)                  5.875   09/01/2033  08/17/2029(A)       8,902
--------------------------------------------------------------------------------------------
   50,000  West Sacramento, CA Special
           Tax Community Facilities
           District No. 8 (Southport)(1)       6.500   09/01/2031  08/11/2027(A)      48,248
--------------------------------------------------------------------------------------------
   25,000  Western CA Municipal Water
           Districts(1)                        7.125   09/02/2014  09/02/2011(B)      25,991
--------------------------------------------------------------------------------------------
   70,000  Yolo County, CA Hsg.
           Authority (Russell Park
           Apartments)                         7.000   11/01/2014  05/29/2011(B)      70,244
--------------------------------------------------------------------------------------------
   20,000  Yorba Linda, CA Redevel.
           Agency Tax Allocation(1)            5.250   09/01/2013  09/01/2011(B)      20,121
--------------------------------------------------------------------------------------------
   70,000  Yorba Linda, CA Redevel.
           Agency Tax Allocation(1)            5.250   09/01/2023  03/26/2022(A)      63,866
--------------------------------------------------------------------------------------------
   30,000  Yuba City, CA Unified School
           District COP(1)                     5.250   02/01/2022  05/29/2011(B)      30,074
--------------------------------------------------------------------------------------------
   30,000  Yucaipa, CA Special Tax
           Community Facilities
           District No. 98-1(1)                6.000   09/01/2028  09/16/2021(A)      28,095
                                                                                 -----------
                                                                                 266,306,151
--------------------------------------------------------------------------------------------
U.S. Possessions-5.0%
   50,000  Puerto Rico Children's Trust
           Fund (TASC)(1)                      5.375   05/15/2033  01/14/2016(A)      43,934
--------------------------------------------------------------------------------------------
  460,000  Puerto Rico Commonwealth
           GO(1)                               5.625   07/01/2019  05/29/2011(B)     460,271
--------------------------------------------------------------------------------------------
  560,000  Puerto Rico Commonwealth
           GO(1)                               5.625   07/01/2031  02/04/2031(A)     544,494
--------------------------------------------------------------------------------------------

33 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

  PRINCIPAL                                                            EFFECTIVE
     AMOUNT                                      COUPON    MATURITY     MATURITY*         VALUE
------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------

    110,000   Puerto Rico IMEPCF (American
              Home Products)(1)                  5.100%  12/01/2018  05/29/2011(B)    $  110,386
------------------------------------------------------------------------------------------------
  4,400,000   Puerto Rico ITEMECF
              (Cogeneration Facilities)(1)       6.625   06/01/2026  06/01/2011(B)     4,402,772
------------------------------------------------------------------------------------------------
    520,000   Puerto Rico ITEMECF
              (University Plaza)(1)              5.625   07/01/2013  07/01/2011(B)       522,938
------------------------------------------------------------------------------------------------
    500,000   Puerto Rico ITEMECF
              (University Plaza)(1)              5.625   07/01/2019  07/01/2011(B)       502,825
------------------------------------------------------------------------------------------------
    135,000   Puerto Rico Municipal
              Finance Agency, Series A(1)        5.500   07/01/2017  05/29/2011(B)       135,344
------------------------------------------------------------------------------------------------
     25,000   Puerto Rico Municipal
              Finance Agency, Series A           5.750   08/01/2012  05/29/2011(B)        25,215
------------------------------------------------------------------------------------------------
    925,000   Puerto Rico Public Buildings
              Authority(1)                       7.000   07/01/2021  07/01/2014(B)     1,023,254
------------------------------------------------------------------------------------------------
  2,600,000   Puerto Rico Public Buildings
              Authority(1)                       7.000   07/01/2025  06/01/2014(B)     2,818,068
------------------------------------------------------------------------------------------------
  2,500,000   Puerto Rico Sales Tax
              Financing Corp., Series A(1)       6.125   08/01/2029  02/01/2014(B)     2,567,450
------------------------------------------------------------------------------------------------
     50,000   University of Puerto Rico          5.500   06/01/2012  05/29/2011(B)        50,133
------------------------------------------------------------------------------------------------
    250,000   V.I. Public Finance
              Authority,
              Series A(1)                        5.250   10/01/2024  10/01/2014(B)       251,208
                                                                                   -------------
                                                                                      13,458,292
------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $288,851,192)-103.9%                               279,764,443
------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(3.9)                                         (10,421,479)
                                                                                   -------------
NET ASSETS-100.0%                                                                  $ 269,342,964
                                                                                   =============

     Footnotes to Statement of Investments

----------
**   April 29, 2011 represents the last
     business day of the Fund's quarterly period. See accompanying Notes

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B. Optional call date; corresponds to the most conservative yield calculation.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

34 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                                       LEVEL 3-
                                           LEVEL 1-               LEVEL 2-          SIGNIFICANT
                                         UNADJUSTED      OTHER SIGNIFICANT         UNOBSERVABLE
                                      QUOTED PRICES      OBSERVABLE INPUTS               INPUTS               VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
    California                        $          --      $     266,306,151          $        --       $  266,306,151
    U.S. Possessions                             --             13,458,292                   --           13,458,292
                                      ------------------------------------------------------------------------------
Total Assets                          $          --      $     279,764,443          $        --       $  279,764,443
                                      ------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG              Association of Bay Area Governments
BMH               Bakersfield Memorial Hospital
CDA               Communities Devel. Authority
CHCW              Catholic Healthcare West
CHCWSC            Catholic Healthcare West Sothern California
CHWCC             CHW Central Coast
COP               Certificates of Participation
CVHP              Citrus Valley Health Partners
CVMC              Citrus Valley Medical Center
FF                Feedback Foundation
FH                Foothill Hospital
GO                General Obligation
HFA               Housing Finance Agency
IMEPCF            Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF           Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R             Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC              Olive Crest Treatment Centers
OW                O'Connor Woods
OWHC              O'Connor Woods Housing Corporation
ROLs              Residual Option Longs
SCADP             Southern California Alcohol & Drug Programs
SJRHC             St. Joseph's Regional Housing Corporation
TASC              Tobacco Settlement Asset-Backed Bonds
V.I.              United States Virgin Islands

35 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use

36 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,665,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $10,300,283 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,665,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                  COUPON
   AMOUNT      INVERSE FLOATER(1)                         RATE (2)   MATURITY DATE     VALUE
---------------------------------------------------------------------------------------------

$3,335,000    Los Angeles, CA Dept. of Airports ROLs(3)  14.612%     5/15/25         $3,635,283

----------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the

37 | Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS APRIL 29, 2011** (UNAUDITED)

difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,665,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:


Cost                                         $   90,000
Market Value                                 $   46,565
Market Value as a % of Net Assets                 0.02%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities              $  282,203,342 (1)
                                            ==================
Gross unrealized appreciation               $       2,567,865
Gross unrealized depreciation                     (11,655,625)
                                            ------------------
Net unrealized depreciation                 $      (9,087,760)
                                            ==================

----------

1. The Federal tax cost of securities does not include cost of $6,648,861, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

38 | Oppenheimer Limited Term California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By: /s/ William F. Glavin, Jr.
    ------------------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:  06/10/2011

By: /s/ Brian W. Wixted
    --------------------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011